             As filed with the Securities and Exchange Commission
                              on November 1, 2000
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ______
Pre-Effective Amendment No. ___                                       ______
Post-Effective Amendment No. 17                                         x
                                                                      ------

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ______
Amendment No. 18                                                        x
                                                                      ------

                           ________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94163
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                            Wells Fargo Bank, N.A.
                         633 Folsom Street, 7th Floor
                         San Francisco, CA 94107-3600
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 x   Immediately upon filing pursuant to Rule 485(b), or
---

___  on _________ pursuant to Rule 485(b)

___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

   ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives and Principal Strategies
                Important Risks
                See Individual Fund Summaries
                General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
                Cover Page
12              Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 17 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the fiscal year ended June 30, 2000 for the Tax-Free Funds of the Trust, and to make certain other non-material changes to the Registration Statement.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Trust's other funds.

WELLS FARGO TAX-FREE
FUNDS

PROSPECTUS

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Arizona Tax-Free Fund
California Limited Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Minnesota Tax-Free Fund
National Tax-Free Fund
Oregon Tax-Free Fund
Class A, Class B, Class C

NOVEMBER 1 2000

                        [PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                 Tax-Free Funds
--------------------------------------------------------------------------------
Overview                           Objectives and Principal Strategies         4
This section contains important    Summary of Important Risks                  6
summary information about the      Performance History                        10
Funds.                             Summary of Expenses                        18
                                   Key Information                            22

--------------------------------------------------------------------------------

The Funds                          Arizona Tax-Free Fund                      24
This section contains important    California Limited Term Tax-Free Fund      28
information about the individual   California Tax-Free Fund                   32
Funds.                             Colorado Tax-Free Fund                     36
                                   Minnesota Tax-Free Fund                    40
                                   National Tax-Free Fund                     44
                                   Oregon Tax-Free Fund                       50
                                   General Investment Risks                   54
                                   Organization and Management
                                   of the Funds                               58

--------------------------------------------------------------------------------

Your Investment                    A Choice of Share Classes                  60

Turn to this section for           Reduced Sales Charges                      63
information on how to open an      Exchanges                                  66
account and how to buy, sell and   Your Account                               67
exchange Fund shares.              How to Buy Shares                          68
                                   How to Sell Shares                         71

--------------------------------------------------------------------------------

Reference                          Additional Services and

Look here for additional             Other Information                        73
information and term                Table of Predecessors                     75
definitions.                        Portfolio Managers                        76
                                    Glossary                                  77

Tax-Free Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

--------------------------------------------------------------------------------
Fund                               Objective
--------------------------------------------------------------------------------

Arizona Tax-Free Fund              Seeks current income exempt from federal
                                   income tax and Arizona personal income tax.

California Limited Term            Seeks current income exempt from federal
Tax-Free Fund                      income tax and California personal income
                                   tax.

                                   Seeks current income exempt from federal
California Tax-Free Fund           income tax and California personal income
                                   tax.

Colorado Tax-Free Fund             Seeks current income exempt from federal
                                   income tax and Colorado personal income tax.

Minnesota Tax-Free Fund            Seeks current income exempt from federal
                                   income tax and Minnesota personal income tax.

National Tax-Free Fund             Seeks current income exempt from federal
                                   income tax.

Oregon Tax-Free Fund               Seeks current income exempt from federal
                                   income tax and Oregon personal income tax

4   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest primarily in investment grade Arizona municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

We invest primarily in short- and intermediate-term investment grade California municipal securities. We buy municipal securities of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

We invest primarily in intermediate- to long-term investment grade California municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity.

We invest primarily in investment grade Colorado municipal securities of varying maturities. We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest primarily in investment grade Minnesota municipal securities of varying maturities. There are no restrictions on the Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest primarily in investment grade municipal securities with average maturities between 10 and 20 years.

We invest primarily in investment grade Oregon municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

                                                   Tax-Free Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. A careful review of the risks of investing in any Fund is important to your investment choice. Additional information about these and other risks is included in:

 . the individual Fund descriptions later in this Prospectus;

 . under the "General Investment Risks"section beginning on page 54;and

 . in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). The majority of the issuers of the securities in a Fund's portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Tax-Free Fund is considered to be diversified. All other funds in this Prospectus are considered to be non-diversified.

6    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

Arizona Tax-Free Fund         Since we invest heavily in Arizona municipal
                              securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest
                              25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

California Limited Term       Since we invest heavily in California municipal
Tax-Free Fund and California  securities, events in California are likely to
Tax-Free Fund                 affect the Fund's investments. For example,
                              California exports a significant portion of its economic production to various Pacific rim countries. Events impacting the Asian economy may have a disproportionate impact on the California economy and California municipal securities. In addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Colorado Tax-Free Fund        Since we invest heavily in Colorado municipal
                              securities, events in Colorado are likely to affect the Fund's investments. The Colorado economy is based on services, communications, transportation, tourism, and manufacturing.
                              Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                                                 Tax-Free Funds Prospectus     7

Summary of Important Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

Minnesota Tax-Free Fund       Since we invest heavily in Minnesota municipal
                              securities, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources.
                              Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest
                              25% or more of our assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others.
                              For example, we may own different obligations that pay interest based on the revenue of similar projects.

                              The Fund may invest up to 25% of its total assets in non-investment grade municipal securities, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal securities.

National Tax-Free Fund        The Fund may invest 25% or more of its total
                              assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Oregon Tax-Free Fund          Since we invest heavily in Oregon municipal
                              securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and state tax revenues, derived principally from corporate and personal income taxes, are particularly sensitive to economic recessions. In addition, we may invest 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

8    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

Arizona Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 5.51%              Worst Qtr.: Q1 `94 o -3.71%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 8.60%.



     Average annual total return (%)/1/
                                                                   Since
     for the period ended 12/31/99         1 year     5 years    Inception/4/

     Class A (Incept. 3/2/92)              -10.77     3.68         4.19

     Class B (Incept. 9/6/96)/2/           -11.65     3.30         3.79

     LB Muni Index/3/                      -2.06      6.91         6.30


/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.
/4/  March 2, 1992.

10   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

   California Limited Term Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 3.41%             Worst Qtr.: Q1 `94 o -1.85%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 4.60%.



     Average annual total return (%)/1/
                                                                Since
     for the period ended 12/31/99        1 year     5 year   Inception

     Class A (Incept. 11/18/92)           -4.43      3.73       3.55

     LB 3 year Muni Index/2/               1.96      5.17       4.70


/1/  Returns reflect applicable sales charges.
/2/  Lehman Brothers 3 year Municipal Bond Index.

                                                Tax-Free Funds Prospectus     11

Performance History
--------------------------------------------------------------------------------

California Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 6.19%             Worst Qtr.: Q1 `94 o -4.06%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 8.85%.


     Average annual total return (%)/1/

     for the period ended 12/31/99         1 year   5 years    10 years

     Class A (Incept. 10/6/88)             -8.01      5.33       6.15

     Class B (Incept. 12/15/97)/2/         -8.94      5.21       5.90

     Class C (Incept. 7/1/93)/2/           -5.18      5.54       5.91

     LB Muni Index/3/                      -2.06      6.91       6.89


/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

12   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Colorado Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 5.64%             Worst Qtr.: Q1 `94 o -5.49%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 7.45%.


     Average annual total return (%)/1/

                                                                   Since
     for the period ended 12/31/99         1 year    5 years     Inception/4/

     Class A (Incept. 6/1/93)              -9.74       5.33          4.06

     Class B (Incept. 8/2/93)/2/           -10.58      5.21          4.05

     LB Muni Index/3/                      -2.06       6.91          5.38


/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.
/4/  June 1, 1993.

                                                Tax-Free Funds Prospectus     13

Performance History
--------------------------------------------------------------------------------

Minnesota Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 6.84%             Worst Qtr.: Q1 `94 o -5.57%

 * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 7.39%.

     Average annual total return (%)/1/

     for the period ended 12/31/99        1 year        5 years        10 years

     Class A (Incept. 1/12/88)            -10.17          4.85            5.10

     Class B (Incept. 8/6/93)/2/          -11.03          4.70            4.78

     LB Muni Index/3/                      -2.06          6.91            6.89

/1/    Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/    Lehman Brothers Municipal Bond Index.


14     Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

National Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 5.85%             Worst Qtr.: Q1 `94 o -5.50%

 * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 7.16%.


     Average annual total return (%)/1/

     for the period ended 12/31/99        1 year       5 years       10 years

     Class A (Incept. 8/1/89)              -9.63         5.36           5.33

     Class B (Incept. 8/6/93)/2/          -10.57         5.22           5.05

     LB Muni Index/3/                      -2.06         6.91           6.89


/1/ Returns reflect applicable sales charges. Class C shares have been in existence for less than one calendar year, therefore, performance is not shown.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.

                                                Tax-Free Funds Prospectus     15

Performance History
--------------------------------------------------------------------------------

Oregon Tax-Free Fund Class A Calendar Year Returns (%)*

                           [BAR CHART APPEARS HERE]

Best Qtr.: Q1 `95 o 6.90%             Worst Qtr.: Q1 `94 o -5.31%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 2000 was 6.68%.


     Average annual total return (%)/1/

     for the period ended 12/31/99         1 year        5 years       10 years

     Class A (Incept. 6/1/88)              -10.22          4.23           5.05

     Class B (Incept. 9/6/96)/2/           -11.44          3.99           4.73

     LB Muni Index/3/                       -2.06          6.91           6.89


/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Municipal Bond Index.


16   Tax-Free Funds Prospectus

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--------------------------------------------------------------------------------

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                              All Funds     All Funds      All Funds
                                                                               Class A       Class B        Class C
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                             4.50%          None           None

Maximum deferred sales charge (load) (as a percentage of the lower
of the Net Asset Value ("NAV") at purchase or the NAV at redemption)            None1         5.00%          1.00%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                    Arizona Tax-Free Fund
                                                           -----------------------------------------------------------
                                                             CLASS A                     CLASS B
----------------------------------------------------------------------------------------------------------------------
Management Fees                                               0.40%                         0.40%
Distribution (12b-1) Fees                                     0.00%                         0.75%
Other Expenses/2/                                             0.70%                         0.70%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.10%                         1.85%
----------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                   0.33%                         0.33%
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                               0.77%                         1.52%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                        Minnesota Tax-Free Fund
                                                           -----------------------------------------------------------
                                                                       CLASS A             CLASS B
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                      0.40%             0.40%
Distribution (12b-1) Fees                                            0.00%             0.75%
Other Expenses/2/                                                    0.72%             0.75%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.12%             1.90%
----------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                          0.52%             0.55%
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                      0.60%             1.35%
----------------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Other expenses are based on estimated amounts for the current fiscal year. /3/ The advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.


18   Tax-Free Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
         California Limited Term
             Tax-Free Fund                     California Tax-Free Fund           Colorado Tax-Free Fund
------------------------------------------------------------------------------------------------------------------
               CLASS A                     CLASS A      CLASS B     CLASS C      CLASS A          CLASS B
------------------------------------------------------------------------------------------------------------------
               0.40%                       0.40%        0.40%       0.40%        0.40%            0.40%
               0.00%                       0.00%        0.75%       0.75%        0.00%            0.75%
               0.89%                       0.55%        0.56%       0.54%        0.68%            0.70%
------------------------------------------------------------------------------------------------------------------
               1.29%                       0.95%        1.71%       1.69%        1.08%            1.85%
------------------------------------------------------------------------------------------------------------------
               0.54%                       0.18%        0.19%       0.17%        0.48%            0.50%
------------------------------------------------------------------------------------------------------------------
               0.75%                       0.77%        1.52%       1.52%        0.60%            1.35%
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                              National Tax-Free Fund               Oregon Tax-Free Fund
---------------------------------------------------------------------------------------------
                       CLASS A        CLASS B        CLASS C       CLASS A         CLASS B
---------------------------------------------------------------------------------------------
                       0.40%          0.40%          0.40%         0.40%           0.40%
                       0.00%          0.75%          0.75%         0.00%           0.75%
                       0.57%          0.58%          0.56%         0.81%           0.82%
---------------------------------------------------------------------------------------------
                       0.97%          1.73%          1.71%         1.21%           1.97%
---------------------------------------------------------------------------------------------
                       0.17%          0.18%          0.16%         0.44%           0.45%
---------------------------------------------------------------------------------------------
                       0.80%          1.55%          1.55%         0.77%           1.52%
---------------------------------------------------------------------------------------------

                                                   Tax-Free Funds Prospectus  19

Tax-Free Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------------------------------------------------------
                                 Arizona Tax-Free Fund
                           ---------------------------------------
                              CLASS A            CLASS B
------------------------------------------------------------------
1 YEAR                        $   525            $   655
3 YEARS                       $   753            $   850
5 YEARS                       $   998            $ 1,170
10 YEARS                      $ 1,702            $ 1,853
------------------------------------------------------------------

------------------------------------------------------------------
                               Minnesota Tax-Free Fund
                           ---------------------------------------
                              CLASS A            CLASS B
------------------------------------------------------------------
1 YEAR                        $   509            $   637
3 YEARS                       $   741            $   844
5 YEARS                       $   991            $ 1,175
10 YEARS                      $ 1,707            $ 1,877
------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:
------------------------------------------------------------------
                                 Arizona Tax-Free Fund
                           ---------------------------------------
                              CLASS A            CLASS B
------------------------------------------------------------------
1 YEAR                        $   525            $   155
3 YEARS                       $   753            $   550
5 YEARS                       $   998            $   970
10 YEARS                      $ 1,702            $ 1,853
------------------------------------------------------------------

------------------------------------------------------------------
                               Minnesota Tax-Free Fund
                           ---------------------------------------
                              CLASS A            CLASS B
------------------------------------------------------------------
1 YEAR                        $   509            $   137
3 YEARS                       $   741            $   544
5 YEARS                       $   991            $   975
10 YEARS                      $ 1,707            $ 1,877
------------------------------------------------------------------

20   Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   California Limited Term
       Tax-Free Fund         California Tax-Free Fund    Colorado Tax-Free Fund
--------------------------------------------------------------------------------
         CLASS A             CLASS A  CLASS B  CLASS C     CLASS A    CLASS B
--------------------------------------------------------------------------------
         $   523             $   525  $   655  $   255     $   509    $   637
         $   790             $   722  $   820  $   516     $   732    $   833
         $ 1,076             $   935  $ 1,110  $   902     $   974    $ 1,154
         $ 1,891             $ 1,548  $ 1,707  $ 1,984     $ 1,667    $ 1,831
--------------------------------------------------------------------------------

-------------------------------------------------------
   National Tax-Free Fund       Oregon Tax-Free Fund
-------------------------------------------------------
   CLASS A  CLASS B  CLASS C    CLASS A      CLASS B
-------------------------------------------------------
   $   528  $   658  $   258    $  525       $   655
   $   729  $   827  $   523    $  775       $   875
   $   946  $ 1,122  $   913    $ 1,045      $ 1,221
   $ 1,571  $ 1,730  $ 2,006    $ 1,813      $ 1,970
-------------------------------------------------------

--------------------------------------------------------------------------------
   California Limited Term
       Tax-Free Fund         California Tax-Free Fund    Colorado Tax-Free Fund
--------------------------------------------------------------------------------
         CLASS A             CLASS A  CLASS B  CLASS C     CLASS A    CLASS B
--------------------------------------------------------------------------------
         $   523             $   525  $   155  $   155     $   509    $   137
         $   790             $   722  $   520  $   516     $   732    $   533
         $ 1,076             $   935  $   910  $   902     $   974    $   954
         $ 1,891             $ 1,548  $ 1,707  $ 1,984     $ 1,667    $ 1,831
--------------------------------------------------------------------------------

-------------------------------------------------------
   National Tax-Free Fund       Oregon Tax-Free Fund
-------------------------------------------------------
   CLASS A  CLASS B  CLASS C    CLASS A      CLASS B
-------------------------------------------------------
   $   528  $   158  $   158    $   525      $   155
   $   729  $   527  $   523    $   775      $   575
   $   946  $   922  $   913    $ 1,045      $ 1,021
   $ 1,571  $ 1,730  $ 2,006    $ 1,813      $ 1,970
-------------------------------------------------------

                                                  Tax-Free Funds Prospectus   21

Key Information
--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies
     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

     .  what the Fund is trying to achieve;
     . how we intend to invest your money; and . what makes a Fund different from the other Funds offered in this
        Prospectus.

     ---------------------------------------------------------------------------
     Permitted Investments
     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

22   Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective

The Arizona Tax-Free Fund seeks current income exempt from federal income tax and Arizona personal income tax.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from Arizona personal income tax;

 .    up to 20% of net assets in securities with income subject to federal income taxes,including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by nationally recognized rating organizations ("NRROs"), and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of current income exempt from federal income tax and Arizona personal income tax.

24   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio. Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest 25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.

                                                  Tax-Free Funds Prospectus   25

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund`s financial statements, is available upon request in the Fund`s annual report.

-------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A SHARES--COMMENCED
                                                           ON MARCH 2, 1992
                                                         ----------------------------------------------------------------
                                                            June 30,         June 30,     June 30,     Mar. 31,
For the period ended:                                        2000             1999         1998         1998
                                                         ----------------------------------------------------------------
Net asset value, beginning of period                        $10.22           $10.79       $10.77       $10.44

Income from investment operations:
Net investment income (loss)                                  0.47             0.46         0.12         0.46
Net realized and unrealized gain (loss)
on investments                                               (0.44)           (0.38)        0.02         0.53

Total from investment operations                              0.03             0.08         0.14         0.99

Less distributions:
Dividends from net investment income                         (0.47)           (0.46)       (0.12)       (0.46)
Distributions from net realized gain                         (0.02)           (0.19)        0.00        (0.20)

Total from distributions                                     (0.49)           (0.65)       (0.12)       (0.66)

Net asset value, end of period                              $ 9.76           $10.22       $10.79       $10.77

Total return (not annualized)/1/                              0.52%            0.66%        1.27%        9.67%

Ratios/supplemental data:
Net assets, end of period (000s)                            $3,939           $5,219       $5,383       $5,467

Ratios to average net assets (annualized):
Ratio of expenses to average net assets                       0.73%            0.77%        0.73%        0.64%
Ratio of net investment income (loss) to
average net assets                                            4.89%            4.28%        4.31%        4.32%

Portfolio turnover                                              32%              56%          14%         127%

Ratio of expenses to average net assets prior to waived
fees and reimbursed expenses (annualized)/5/                  1.21%            1.61%        1.68%        1.77%


/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/  The Fund changed its fiscal year-end from March 31 to June 30.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/  The Fund changed investment advisor during this fiscal year.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                             CLASS B SHARES--COMMENCED
                                             ON SEPTEMBER 6, 1996
-----------------------------------------------------------------------------------------------------------------------------
     Mar. 31,     Sept. 30,     Sept. 30,     June 30,     June 30,     June 30,     March 31,     March 31,     Sept. 30,
     1997/3/       1996/4/        1995          2000         1999       1998/2/        1998         1997/3/       1996/4/
-----------------------------------------------------------------------------------------------------------------------------
   $10.45          $10.71       $10.68        $ 9.86        $10.40      $10.39        $10.07        $10.07        $10.00

     0.24            0.48         0.17          0.39          0.37        0.09          0.37          0.11          0.01

    (0.01)          (0.09)        0.06         (0.43)        (0.35)       0.01          0.51         (0.00)         0.07

     0.23            0.39         0.23         (0.04)         0.02        0.10          0.88          0.11          0.08

    (0.24)          (0.48)       (0.20)        (0.39)        (0.37)      (0.09)        (0.37)        (0.11)        (0.01)

     0.00           (0.17)        0.00         (0.02)        (0.19)       0.00         (0.19)         0.00          0.00

    (0.24)          (0.65)       (0.20)        (0.41)        (0.56)      (0.09)        (0.56)        (0.11)        (0.01)

   $10.44          $10.45       $10.71         $9.41        $ 9.86      $10.40        $10.39        $10.07        $10.07

     2.18%           3.60%        2.15%        (0.29%)        0.00%       1.00%         8.90%         1.90%         0.76%

   $5,744          $7,331      $24,622        $2,592        $1,582      $1,683        $1,546        $  182        $   20

     0.60%           0.78%        0.45%         1.46%         1.49%       1.45%         1.37%         1.30%         1.16%

     4.54%           4.45%        4.73%         4.15%         3.57%       3.59%         3.49%         3.83%         3.59%

       77%             42%          62%           32%           56%         14%          127%           77%           42%

     1.58%           1.46%        1.35%         1.99%         2.95%       2.62%         3.26%         2.96%         1.81%

                                                  Tax-Free Funds Prospectus   27

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------


Portfolio Manager:     Mary Gail Walton, CFA

---------------------------------------------------------------------------

Investment Objective

The California Limited Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

---------------------------------------------------------------------------

Investment Strategies

We actively manage a portfolio of municipal securities. We buy municipal securities of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

---------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax;

 .    up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

---------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

28    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. For example, California exports a significant portion of its economic production to various Pacific rim countries. Events impacting the Asian economy may have a disproportionate impact on the California economy and California municipal securities. In addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one security would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.


                                                 Tax-Free Funds Prospectus    29

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   For the period ended:
                                           ----------------------------------
                                                      June 30,      June 30,
                                                        2000          1999
                                           ----------------------------------

Net asset value, beginning of period                $ 10.23         $ 10.44

Income from investment operations:
   Net investment income (loss)                        0.40            0.39
   Net realized and unrealized gain (loss)
     on investments                                   (0.04)          (0.09)

Total from investment operations                       0.36            0.30

Less distributions:
   Dividends from net investment income               (0.40)          (0.39)
   Distributions from net realized gain               (0.05)          (0.12)

Total from distributions                              (0.45)          (0.51)

Net asset value, end of period                      $ 10.14         $ 10.23

Total return (not annualized)/4/                       3.67%           2.84%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $34,015         $41,299

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets             0.75%           0.75%
   Ratio of net investment income (loss) to
     average net assets                                3.98%           3.70%

Portfolio turnover                                       60%             68%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses
   (annualized)/5/                                     1.31%           1.42%


/1/  The Fund changed its fiscal year-end from March 31 to June 30.
/2/  The Fund changed its fiscal year-end from September 30 to March 31.
/3/  The Fund changed its fiscal year-end from December 31 to September 30.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


30    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     June 30,        Mar. 31,         Mar. 31,        Sept. 30,      Dec. 31,
       1999           1998             1997             1996           1995
--------------------------------------------------------------------------------
     $ 10.44         $ 10.27         $ 10.26          $ 10.35        $  9.84


        0.10            0.39            0.19             0.29           0.38

        0.00            0.20            0.01            (0.09)          0.51

        0.10            0.59            0.20             0.20           0.89


       (0.10)          (0.39)          (0.19)           (0.29)         (0.38)
        0.00           (0.03)           0.00             0.00           0.00

       (0.10)          (0.42)          (0.19)           (0.29)         (0.38)

     $ 10.44         $ 10.44         $ 10.27          $ 10.26        $ 10.35

        0.93%           5.92%           1.97%            2.01%          9.14%


     $54,169         $59,011         $67,647          $82,359        $77,965



        0.75%           0.68%           0.65%            0.65%          0.65%

        3.72%           3.78%           3.73%            3.83%          3.70%

           2%             88%             14%              48%            31%



        1.44%           1.29%           1.18%            1.14%          1.22%


                                                 Tax-Free Funds Prospectus    31

California Tax-Free Fund
--------------------------------------------------------------------------------


     Portfolio Manager:      Stephen Galiani

     ---------------------------------------------------------------------------
     Investment Objective

     The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment grade municipal securities.

     ---------------------------------------------------------------------------
     Investment Strategies

     We actively manage a portfolio of investment grade municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal market conditions, we invest:

     . at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

     . at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax;

     . up to 20% of net assets in securities with income subject to federal income taxes,including the federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRROs,and in unrated securities deemed by the Advisor to be of comparable quality.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

     ---------------------------------------------------------------------------
     Important Risk Factors

     The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

32    Tax-Free Funds Prospectus

---------------------------------------------------------------------------

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. For example, California exports a significant portion of its economic production to various Pacific rim countries. Events impacting the Asian economy may have a disproportionate impact on the California economy and California municipal securities. In addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    33

California Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


FOR A SHARE OUTSTANDING


                                                   ----------------------------------------------------------------------
                                                   CLASS A SHARES--COMMENCED
                                                   ON OCTOBER 6, 19881
                                                   ----------------------------------------------------------------------
                                                    June 30,     June 30,    June 30,    Dec. 31,    Dec. 31,    Dec. 31,
For the period ended:                                2000          1999        19983       1997        1996        1995
                                                   ----------------------------------------------------------------------
Net asset value, beginning of period                $  11.00     $  11.38    $  11.32    $  10.97    $  11.34    $  10.67

Income from investment operations:
  Net investment income (loss)                          0.52         0.51        0.26        0.54        0.57        0.63
  Net realized and unrealized gain (loss)
     on investments                                    (0.20)       (0.23)       0.06        0.42       (0.13)       1.08

Total from investment operations                        0.32         0.28        0.32        0.96        0.44        1.71

Less distributions:
  Dividends from net investment income                 (0.52)       (0.51)      (0.26)      (0.54)      (0.57)      (0.63)
  Distributions from net realized gain                 (0.03)       (0.15)       0.00       (0.07)      (0.24)      (0.41)

Total from distributions                               (0.55)       (0.66)      (0.26)      (0.61)      (0.81)      (1.04)

Net asset value, end of period                      $  10.77     $  11.00    $  11.38    $  11.32    $  10.97    $  11.34

Total return (not annualized)/2/                        3.10%        2.38%       2.86%       9.16%       4.03%      16.38%

Ratios/supplemental data:
  Net assets, end of period (000s)                  $385,746     $461,574    $499,720    $509,844    $239,703    $268,352

Ratios to average net assets (annualized):

  Ratio of expenses to average net assets               0.77%        0.77%       0.75%       0.74%       0.71%       0.58%
  Ratio of net investment income (loss) to
     average net assets                                 4.89%        4.45%       4.63%       4.84%       5.08%       5.59%

Portfolio turnover                                        35%          17%         15%         12%         19%         38%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/4/                               1.01%        1.10%       1.11%       0.89%       0.82%       0.78%

/1/ Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express, Inc. and Stagecoach Funds, Inc.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods less than one year are not annualized.
/3/  The Fund changed its fiscal year-end from December 31 to June 30.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34  Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES--COMMENCED                                CLASS C SHARES--COMMENCED
ON DECEMBER 15, 1997                                     ON JULY 1, 1993
------------------------------------------------------------------------------------------------------------------------------
June 30,      June 30,      June 30,    Dec. 31,         June 30,    June 30,     June 30,    Dec. 31,    Dec. 31,   Dec. 31,
  2000          1999          1998        1997             2000        1999         1998        1997        1996      1995
------------------------------------------------------------------------------------------------------------------------------
$  11.22      $  11.60      $ 11.54     $ 11.51          $ 11.22     $ 11.60      $ 11.54     $ 11.19     $ 11.57    $ 10.88


    0.45          0.44         0.23        0.02             0.45        0.44         0.23        0.47        0.49       0.56


   (0.22)        (0.23)        0.06        0.03            (0.22)      (0.23)        0.06        0.42       (0.13)      1.10

    0.23          0.21         0.29        0.05            (0.23)       0.21         0.29        0.89        0.36       1.66


   (0.45)        (0.44)       (0.23)      (0.02)           (0.45)      (0.44)       (0.23)      (0.47)      (0.49)     (0.56)
   (0.03)        (0.15)        0.00        0.00            (0.03)      (0.15)        0.00       (0.07)      (0.25)     (0.41)

   (0.48)        (0.59)       (0.23)      (0.02)           (0.48)      (0.59)       (0.23)      (0.54)      (0.74)     (0.97)

$  10.97      $  11.22      $ 11.60     $ 11.54          $ 10.97     $ 11.22      $ 11.60     $ 11.54     $ 11.19    $ 11.57

    2.21%         1.69%        2.49%       0.45%            2.21%       1.69%        2.49%       8.11%       3.24%     15.58%


$116,376      $129,699      $99,784     $77,792          $16,959     $22,251      $ 8,249     $ 5,860     $ 6,506    $ 7,063


    1.50%         1.47%        1.45%       1.44%            1.50%       1.47%        1.45%       1.48%       1.46%      1.30%


    4.16%         3.74%        3.90%       3.95%            4.15%       3.71%        3.90%       4.19%       4.33%      4.87%

      35%           17%          15%         12%              35%         17%          15%         12%         19%        38%


    1.74%         1.84%        1.82%       1.76%            1.73%       1.81%        1.78%       1.63%       1.59%      1.57%


                                                 Tax-Free Funds Prospectus    35

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Arthur C. Evans; Stephens Galiani

---------------------------------------------------------------------------

Investment Objective

The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado personal income tax consistent with the preservation of capital.
---------------------------------------------------------------------------

Investment Strategies

We normally invest substantially all of the Fund's assets in investment grade municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States.

We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

---------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 . at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Colorado personal income tax;

 . up to 25% of total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government;

 . up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 . in municipal securities rated in the four highest credit categories by NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income exempt from federal income tax and Colorado state income taxes consistent with the preservation of capital.

---------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

36   Tax-Free Funds Prospectus

---------------------------------------------------------------------------

Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund's investments. The Colorado economy is based on services, communications, transportation, tourism, and manufacturing. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 37

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund`s financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund`s financial statements, is available upon request in the Fund`s annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                                      CLASS A SHARES--COMMENCED ON JUNE 1, 1993
                                                                  ----------------------------------------------------
                                                                  June 30,      June 30,       May 31,        May 31,
For the period ended:                                               2000         1999/3/        1999           1998
                                                                  ----------------------------------------------------
Net asset value, beginning of period                              $10.30        $10.55        $10.69         $10.22

Income from investment operations:
  Net investment income (loss)                                      0.54          0.04          0.51           0.53
  Net realized and unrealized gain (loss)                          (0.46)        (0.25)        (0.10)          0.47
      on investments

Total from investment operations                                    0.08         (0.21)         0.41           1.00

Less distributions:
  Dividends from net investment income                             (0.54)        (0.04)        (0.51)         (0.53)
  Distributions from net realized gain                             (0.01)         0.00         (0.04)          0.00

Total from distributions                                           (0.55)        (0.04)        (0.55)         (0.53)

  Net asset value, end of period                                   $9.83        $10.30        $10.55         $10.69

Total return (not annualized)/1/                                    0.87%        (1.97%)        3.79%          9.96%

Ratios/supplemental data:
  Net assets, end of period (000s)                               $39,280       $39,066       $39,958        $34,254

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                           0.60%         0.60%         0.60%          0.60%
  Ratio of net investment income (loss) to                          5.43%         4.94%         4.71%          5.00%
     average net assets

Portfolio turnover                                                   106%           11%           77%            70%

Ratio of expenses to average net assets prior to waived
fees and reimbursed expenses (annualized)/2/                        1.03%         1.08%         1.02%          1.04%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.


38   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                              CLASS B SHARES--COMMENCED
                              ON AUGUST 2, 1993
-------------------------------------------------------------------------------------------------------------------
May 31,         May 31,       June 30,        June 30,          May 31,      May 31,        May 31,        May 31,
1997            1996          2000            19993             1999         1998           1997           1996
-------------------------------------------------------------------------------------------------------------------
 $ 9.89         $  9.90        $ 10.31         $ 10.56           $ 10.71       $10.23        $ 9.90         $ 9.91


   0.54            0.53           0.46            0.04              0.43         0.45          0.47           0.46


   0.33           (0.01)         (0.45)          (0.25)            (0.11)        0.48          0.33          (0.01)

   0.87            0.52           0.01           (0.21)             0.32         0.93          0.80           0.45


  (0.54)          (0.53)         (0.46)          (0.04)            (0.43)       (0.45)        (0.47)         (0.46)
   0.00            0.00          (0.01)           0.00             (0.04)        0.00          0.00           0.00

  (0.54)          (0.53)         (0.47)          (0.04)            (0.47)       (0.45)        (0.47)         (0.46)

 $10.22         $  9.89        $  9.85         $ 10.31           $ 10.56       $10.71        $10.23         $ 9.90

   9.00%           5.35%          0.22%          (2.03%)            2.92%        9.25%         8.19%          4.56%


$27,806         $26,991         $6,842         $10,959           $10,909       $9,156        $7,218         $6,400



   0.45%           0.30%          1.35%           1.35%             1.35%        1.35%         1.20%          1.05%

   5.36%           5.30%          4.65%           4.17%             3.96%        4.24%         4.60%          4.64%


    129%            171%           106%             11%               77%          70%          129%           171%


   1.14%           1.13%          1.89%           2.08%             2.03%        2.04%         2.15%          2.16%

                                                    Tax-Free Funds Prospectus 39

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager: Patricia Hovanetz, CFA

---------------------------------------------------------------------------

Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.

---------------------------------------------------------------------------

Investment Strategies

We normally invest substantially all of the Fund's assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States. We invest at least 80% of the Fund's net assets in securities with interest exempt from both federal income taxes and the federal AMT.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

---------------------------------------------------------------------------

Permitted Investments

Under normal conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Minnesota income tax;

 .    up to 25% of total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government;

 .    up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    up to 25% of total assets in non-investment grade municipal securities. During such periods, the Fund may not achieve its investment objective of a high level of current income without assuming undue risk.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income exempt from federal income tax and Minnesota personal income tax without assuming undue risk.

40   Tax-Free Funds Prospectus

-------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. The Minnesota economy relies significantly on its agriculture and forestry. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest 25% or more of our assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The Fund may invest up to 25% of its total assets in non-investment grade municipal securities, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal securities with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.

                                                Tax-Free Funds Prospectus     41

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A SHARES--COMMENCED
                                                                ON JANUARY 12, 1988
                                                              ----------------------------------------------------------------
                                                                June 30,           June 30,       May 30,        May 31,
     For the period ended:                                      2000               1999           1999           1998
                                                              ----------------------------------------------------------------
     Net asset value, beginning of period                     $ 10.74             $10.96         $11.05        $ 10.57

     Income from investment operations:

        Net investment income (loss)                             0.53               0.04           0.51           0.53
        Net realized and unrealized gain (loss)
           on investments                                       (0.55)             (0.22)         (0.08)          0.48

     Total from investment operations                           (0.02)             (0.18)          0.43           1.01

     Less distributions:
        Dividends from net investment income                    (0.53)             (0.04)         (0.51)         (0.53)
        Distributions from net realized gain                    (0.01)              0.00          (0.01)          0.00

     Total from distributions                                   (0.54)             (0.04)         (0.52)         (0.53)

     Net asset value, end of period                           $ 10.18             $10.74         $10.96        $ 11.05

     Total return (not annualized)/1/                           (0.02%)            (1.63%)         3.96%          9.71%

     Ratios/supplemental data:
        Net assets, end of period (000s)                      $29,551            $37,139        $38,255        $33,597

     Ratios to average net assets (annualized):

        Ratio of expenses to average net assets                  0.60%              0.60%          0.60%          0.60%
        Ratio of net investment income (loss) to
           average net assets                                    5.23%              4.71%          4.61%          4.83%

     Portfolio turnover                                            69%                 2%            25%            68%

     Ratio of expenses to average net assets waived
        prior to fees and reimbursed expenses (annualized)/2/    1.07%              1.11%          1.03%          1.07%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses reflects the to average net assets expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

42   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           CLASS B SHARES--COMMENCED
                               ON AUGUST 6, 1993

--------------------------------------------------------------------------------
  May 31,  May 31,  June 30,  June 30,   May 31,    May 31,   May 31,    May 31,
   1997     1996      2000     1999       1999       1998      1997       1996
--------------------------------------------------------------------------------
 $ 10.30   $10.45   $10.74   $ 10.96   $ 11.05    $ 10.57   $ 10.30     $10.44


    0.54     0.56     0.46      0.04      0.43       0.45      0.46       0.48

    0.27    (0.15)   (0.55)    (0.22)    (0.08)      0.48      0.27      (0.14)

    0.81     0.41    (0.09)    (0.18)     0.35       0.93      0.73       0.34


   (0.54)   (0.56)   (0.46)    (0.04)    (0.43)     (0.45)    (0.46)     (0.48)
    0.00     0.00    (0.01)     0.00     (0.01)      0.00      0.00       0.00

   (0.54)   (0.56)   (0.47)    (0.04)    (0.44)     (0.45)    (0.46)     (0.48)

 $ 10.57  $ 10.30  $ 10.18   $ 10.74   $ 10.96    $ 11.05   $ 10.57     $10.30

    7.98%    3.97%   (0.76%)   (1.69%)    3.18%      8.89%     7.18%      3.28%


 $25,739  $26,610  $16,974   $21,366   $21,493    $16,549   $11,128     $8,825



    0.60%    0.48%    1.35%     1.35%     1.35%      1.35%     1.34%      1.23%

    5.11%    5.26%    4.47%     3.93%     3.85%      4.07%     4.35%      4.51%


      97%      77%      69%        2%       25%        68%       97%        77%


    1.21%    1.26%    1.93%     2.11%     2.04%      2.08%     2.21%      2.29%


                                                  Tax-Free Funds Prospectus   43

National Tax-Free Fund
--------------------------------------------------------------------------------


     Portfolio Manager:            Stephen Galiani

     ---------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Fund seeks current income exempt from federal income taxes.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a diversified portfolio invested primarily in investment grade municipal securities. We invest at least 80% of net assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

     The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

     . up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

     . in municipal securities rated in the four highest credit categories by NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.

44   Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING:

                                                    CLASS A SHARES--COMMENCED
                                                    ON AUGUST 1, 1989
                                                    ---------------------------------------------------------
                                                      June 30,         June 30,           May 31,     May 31,
For the period ended:                                  2000             1999               1999        1998
                                                    ---------------------------------------------------------
Net asset value, beginning of period                $ 10.22           $ 10.44           $ 10.54     $ 10.05

Income from investment operations:
  Net investment income (loss)                         0.54              0.04              0.52        0.53
  Net realized and unrealized gain (loss)
   on investments                                     (0.50)            (0.22)            (0.10)       0.49

Total from investment operations                       0.04             (0.18)             0.42        1.02

Less distributions:
  Dividends from net investment income                (0.53)            (0.04)            (0.51)      (0.53)
  Distributions from net realized gain                (0.01)             0.00             (0.01)       0.00

Total from distributions                              (0.54)            (0.04)            (0.52)      (0.53)

Net asset value, end of period                      $  9.72           $ 10.22           $ 10.44     $ 10.54

Total return (not annualized)/1/                       0.50%            (1.69%)            4.04%      10.33%

Ratios/supplemental data:
  Net assets, end of period (000s)                  $64,859           $41,881           $43,388     $35,121

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets
  Ratio of net investment income (loss) to             0.75%             0.60%             0.60%       0.60%
   average net assets
                                                       5.48%             5.10%             4.81%       5.09%

Portfolio turnover
                                                         79%               18%              106%        143%
Ratio of expenses to average net assets prior to
  waive fees and reimbursed expenses (annualized)/2/   0.95%             1.02%             0.98%       0.99%


/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/3/  The Fund changed its fiscal year-end from May 31 to June 30.

46   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------




                      CLASS B SHARES--COMMENCED
                      ON AUGUST 6, 1993
--------------------------------------------------------------------------------
    May 31,   May 31, June 30,   June 30,   May 31,   May 31,  May 31,  May 31,
     1997      1996    2000       1999       1999      1998     1997     1996
--------------------------------------------------------------------------------
  $  9.78   $  9.82  $ 10.22    $ 10.44    $ 10.54   $ 10.05   $ 9.78   $ 9.82


     0.54      0.55     0.46       0.04       0.44      0.46     0.46     0.48

     0.27     (0.04)   (0.50)     (0.22)     (0.10)     0.48     0.27    (0.04)

     0.81      0.51    (0.04)     (0.18)      0.34      0.94     0.73     0.44


    (0.54)    (0.55)   (0.45)     (0.04)     (0.43)    (0.45)   (0.46)   (0.48)
     0.00      0.00    (0.01)      0.00      (0.01)     0.00     0.00     0.00

    (0.54)    (0.55)   (0.46)     (0.04)     (0.44)    (0.45)   (0.46)   (0.48)

  $ 10.05   $  9.78  $  9.72    $ 10.22    $ 10.44   $ 10.54   $10.05   $ 9.78

     8.43%     5.29%   (0.24%)    (1.76%)     3.26%     9.52%    7.63%    4.50%


  $29,217   $33,914  $18,367    $17,878    $17,973   $11,070   $7,329   $5,897



     0.50%     0.40%    1.48%      1.35%      1.35%     1.35%    1.26%    1.14%

     5.41%     5.54%    4.72%      4.34%      4.05%     4.31%    4.64%    4.77%


      152%      126%      79%        18%       106%      143%     152%     126%


     1.06%     1.06%    1.78%      2.11%      2.01%     2.05%    2.15%    2.21%

                                                 Tax-Free Funds Prospectus    47

National Tax-Free Fund                                      Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING:
--------------------------------------------------------------------------------

                                                      CLASS C SHARES--COMMENCED
                                                      ON NOVEMBER 8, 1999
                                                      -------------------------
For the period ended:                                          JUNE 30
                                                                 2000
                                                      -------------------------
Net asset value, beginning of period                            $9.79

Income from investment operations:
  Net investment income (loss)                                   0.30
  Net realized and unrealized gain (loss)
     on investments                                             (0.06)

Total from investment operations                                 0.24

Less distributions:
  Dividends from net investment income                          (0.30)
  Distributions from net realized gain                           0.00

Total from distributions                                        (0.30)


Net asset value, end of period                                 $ 9.73


Total return (not annualized)/1/                                 2.50%

Ratios/supplemental data:
  Net assets, end of period (000s)                             $5,572

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                        1.55%
  Ratio of net investment income (loss) to
     average net assets                                          4.75%


Portfolio turnover                                                 79%

Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/2/                   1.68%


/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


48 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:   Stephen Galiani

--------------------------------------------------------------------------------
Investment Objective

The Oregon Tax-Free Fund seeks a high level of current income exempt from federal income tax and Oregon personal income tax.

--------------------------------------------------------------------------------
Investment Strategies

We actively manage a portfolio of investment grade municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

--------------------------------------------------------------------------------
Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from Oregon personal income tax;

 .    up to 20% of net assets in securities with income subject to federal personal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and Oregon personal income tax.

50 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and personal income taxes, are particularly sensitive to economic recessions. In addition, we may invest 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Over the years, a variety of voter initiative and legislative referral measures on the Oregon general election ballot have been adopted which have had major impacts on state and local government finances. Several proposals which could have major impacts are pending on the November 2000 ballot, and similar measures are expected to be proposed in the future. Oregon's initiative process is discussed further in the Statement of Additional information. Municipal securities rely on the creditworthiness or revenue production of their issuers.

Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 54; and the specific risks listed here. They are all important to your investment choice.


                                                    Tax-Free Funds Prospectus 51

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                 CLASS A SHARES--COMMENCED
                                                                 ON JUNE 1, 1988
                                                             -------------------------------------------------------
                                                               June 30,        June 30,     June 30,      March 31,
For the period ended:                                            2000            1999         1998/2/       1998
                                                             -------------------------------------------------------
Net asset value, beginning of period                          $ 16.10         $ 16.82      $ 16.81       $ 16.29

Income from investment operations:
  Net investment income (loss)                                   0.77            0.75         0.18          0.76
  Net realized and unrealized gain (loss)
     on investments                                             (0.86)          (0.47)        0.01          0.81

Total from investment operations                                (0.09)           0.28         0.19          1.57

Less distributions:
  Dividends from net investment income                          (0.77)          (0.75)       (0.18)        (0.76)
  Dividends from net realized capital gain                      (0.02)          (0.25)        0.00         (0.29)

Total from distributions                                        (0.79)          (1.00)       (0.18)        (1.05)

Net asset value, end of period                                $ 15.22         $ 16.10      $ 16.82       $ 16.81

Total return (not annualized)/1/                                (0.45%)          1.57%        1.16%         9.81%

Ratios/supplemental data:
  Net assets, end of period (000s)                            $21,424         $24,924      $27,665       $27,837

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                        0.73%           0.67%        0.67%         0.62%
  Ratio of net investment income (loss) to
     average net assets                                          5.02%           4.44%        4.41%         4.54%

Portfolio turnover                                                 51%             54%          24%           82%

Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses (annualized)/5/                   1.21%           1.32%        1.29%         1.36%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

/2/  The Fund changed its fiscal year-end from March 31 to June 30.

/3/  The Fund changed its fiscal year-end from September 30 to March 31.

/4/  The Fund changed Investment Advisors.

/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

52 Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                           CLASS B SHARES--COMMENCED
                                           ON SEPTEMBER 6, 1996
------------------------------------------------------------------------------------------------------------------------
March 31,       Sept. 30,    Sept. 30,     June 30,      June 30,     June 30,      March 31,    March 31,     Sept. 30
  1997/3/         1996/4/       1995         2000          1999         1998/2/       1998         1997/3/       1996
------------------------------------------------------------------------------------------------------------------------
$ 16.42         $ 16.38      $ 16.47       $  9.86        $ 10.31      $ 10.30       $ 10.00      $ 10.07       $ 10.00

   0.37            0.79         0.28          0.40           0.37         0.09          0.39         0.17          0.00

  (0.10)           0.04        (0.08)        (0.52)         (0.29)        0.01          0.47        (0.05)         0.07

   0.27            0.83         0.20         (0.12)          0.08         0.10          0.86         0.12          0.07

  (0.37)          (0.79)       (0.29)        (0.40)         (0.37)       (0.09)        (0.39)       (0.17)         0.00
  (0.03)           0.00         0.00         (0.01)         (0.16)        0.00         (0.17)       (0.02)         0.00

  (0.40)          (0.79)       (0.29)        (0.41)         (0.53)       (0.09)        (0.56)       (0.19)         0.00

$ 16.29         $ 16.42      $ 16.38       $  9.33        $  9.86      $ 10.31       $ 10.30      $ 10.00       $ 10.07

   1.65%           5.03%        3.67%        (1.13%)         0.63%        0.98%         8.77%        1.17%         0.70%

$30,635         $33,676      $50,077       $ 9,657        $10,095      $ 5,956       $ 3,762      $   287       $     0

   0.60%           0.85%        0.70%         1.51%         1.51%         1.51%         1.43%        1.30%         0.00%

   4.52%           4.87%        5.01%         4.24%         3.59%         3.48%         3.56%        3.23%         1.83%

     90%             27%          57%           51%           54%           24%           82%          90%           27%

   1.31%           1.15%        1.01%         1.96%         2.14%         2.10%         2.39%        2.15%         0.00%

                                                    Tax-Free Funds Prospectus 53

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . Each Fund may continue to hold debt-instruments that cease to be rated by a NRRO or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment-grade securities.

 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

54   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                   Tax-Free Funds Prospectus  55

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                         CALIFORNIA
                                                                 ARIZONA  LIMITED   CALIFORNIA COLORADO MINNESOTA NATIONAL  OREGON
                                                                TAX-FREE  TAX-FREE   TAX-FREE  TAX-FREE TAX-FREE  TAX-FREE TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                            RISK
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for       Leverage Risk           .          .          .         .         .        .        .
temporary purposes to meet shareholder
redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that       Interest Rate and       .          .          .         .         .        .        .
are adjusted either on a schedule or       Credit Risk
when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery     Interest Rate,          .          .          .         .         .        .        .
at a later date or bought or sold for      Leverage, Credit and
a fixed price at a fixed date.             Experience Risk

High Yield Securities
Debt securities of lower quality that      Interest Rate
produce generally higher rates of return.  and Credit Risk         .          .          .         .         .        .        .
These securities, also known as "junk
bonds," tend to be more sensitive to
economic conditions, more volatile, and
less liquid, and are subject to greater
risk of default.

Illiquid Securities
A security that cannot be readily sold,    Liquidity Risk          .          .          .         .         .        .        .
or cannot be readily sold without
negatively affecting its fair price.
Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to      Credit, Counter-Party
brokers, dealers and financial             and Leverage Risk       .          .          .         .         .        .        .
institutions to increase return on
those securities. Loans may be made up
to Investment Company Act  of 1940 limits
(currently one-third of total assets
including the value of the collateral
received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided         Interest Rate, Credit,
fractional interests in pools of           Prepayment and          .          .          .         .         .        .        .
consumer loans, such as mortgage loans,    Experience Risk
car loans credit card debt or receivables
held in trust.

56  Tax-Free Prospectus

--------------------------------------------------------------------------------

                                                                         CALIFORNIA
                                                                 ARIZONA  LIMITED   CALIFORNIA COLORADO MINNESOTA NATIONAL  OREGON
                                                                TAX-FREE  TAX-FREE   TAX-FREE  TAX-FREE  TAX-FREE TAX-FREE TAX-FREE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                            RISK
-----------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of       Market Risk            .         .          .         .         .        .        .
another mutual fund. A pro rata portion
of the other fund's expenses, in  addition
to the expenses paid by the Funds, will be
borne by Fund shareholders.

Private Activity Bonds
Bonds that pay interest subject to the      Interest Rate, Credit  .         .          .         .         .        .        .
federal alternative minimum tax.            and Experience Risk
Limited to 20% of net assets.

Repurchase Agreements
A transaction in which the seller of a      Credit and             .         .          .         .         .        .        .
security agrees to buy back a security      Counter-Party Risk
at an agreed upon time and price, usually
with interest.

                                                   Tax-Free Funds Prospectus  57

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 75 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                          Supervises the Funds' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    INVESTMENT ADVISOR                            CUSTODIAN
--------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                Wells Fargo Bank Minnesota, N.A.
  525 Market St., San Francisco, CA     6th & Marquette, Minneapolis, MN
  Manages the Funds' investment         Provides safekeeping for the
  activities                            Funds' assets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                       525 Market St., San Francisco, CA
                   Manages the Funds' Investment Activities
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                     SHAREHOLDER
                                                        TRANSFER                      SERVICING
  DISTRIBUTOR               ADMINISTRATOR                 AGENT                         AGENTS
----------------------------------------------------------------------------------------------------
 Stephens Inc.             Wells Fargo Bank, N.A.   Boston Financial Data           Various Agents
 111 Center St.            525 Market St.           Services, Inc.
 Little Rock, AR           San Francisco, CA        Two Heritage Dr.
                                                    Quincy, MA

 Markets the Funds         Manages the              Maintains records               Provide
 and distributes           Funds' business          of shares and                   services to
 Fund shares               activities               supervises the payment          customers
                                                    of dividends
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

58  Tax-Free Prospectus

--------------------------------------------------------------------------------

     In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets.

     The Investment Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of June 30, 2000, WCM provided investment advice for assets in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                   Tax-Free Funds Prospectus  59

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 . Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 . Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

 . Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are available for the California Tax-Free Fund and National Tax-Free Fund only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the Net Asset Value ("NAV") plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

60  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING SALES CHARGE
SCHEDULE:
--------------------------------------------------------------------------------
                                  FRONT-END SALES      FRONT-END SALES
     AMOUNT OF                     CHARGE AS % OF       CHARGE AS % OF
     PURCHASE                  PUBLIC OFFERING PRICE    AMOUNT INVESTED

Less than $50,000                     4.50%                 4.71%
$50,000 to $99,999                    4.00%                 4.17%
$100,000 to $249,999                  3.50%                 3.63%
$250,000 to $499,999                  2.50%                 2.56%
$500,000 to $999,999                  2.00%                 2.04%
$1,000,000 and over/1/                0.00%                 0.00%

/1/ We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase unless the dealer of record waived its commission with the Fund's approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------------------------
        CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------------------------
REDEMPTION WITHIN   1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS

CDSC                 5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A shares

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                   Tax-Free Funds Prospectus  61

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING SALES CHARGE
SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS 5 YEARS  6 YEARS  7 YEARS

CDSC               5.00%   4.00%    3.00%    3.00%   2.00%    1.00%    A shares


Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997, HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR 2 YEARS 3 YEARS 4 YEARS 5 YEARS 6 YEARS 7 YEARS

CDSC               3.00%  2.00%   1.00%   1.00%   0.00%   0.00%   A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following sales charge schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999, HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN  1 YEAR 2 YEARS 3 YEARS 4 YEARS 5 YEARS 6 YEARS 7 YEARS

CDSC               3.00%  2.00%   2.00%   1.00%   0.00%   0.00%   A Shares


If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

62 Tax-Free Funds Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts.You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent ("LOI"),you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds, in which you have already paid a front-end load, in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, including children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

 .    the members of a "qualified group, "which consists of a "company" (as defined in the Investment Company Act of 1940, as amended), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                  How a Letter of Intent Can Save You Money!

     If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

                                                    Tax-Free Funds Prospectus 63

Reduced Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Reductions

 .    You pay no CDSC on Fund shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Wells Fargo Bank in order to,for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Fund shareholders in certain qualified accounts up to certain limits (See the Statement of Additional Information for further details).

 .    We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all the following circumstances:

 .    withdrawals are made by participating in the Systematic Withdrawal Plan;

 .    withdrawals may not exceed 10% of your fund assets (including "free"shares)
     annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees,directors/trustees and officers of:

     . Wells Fargo Funds and its affiliates;

     . Wells Fargo Bank & Company and its affiliates;

     . Stephens Inc. and its affiliates; and

     . Broker-Dealers who act as selling agents.

 .    and the families of any of the above. Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

64 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND                                        CLASS B            CLASS C

Arizona Tax-Free Fund                        0.75%                N/A

California Limited Term Tax-Free Fund         N/A                 N/A

California Tax-Free Fund                     0.75%               0.75%

Colorado Tax-Free Fund                       0.75%                N/A

Minnesota Tax-Free Fund                      0.75%                N/A

National Tax-Free Fund                       0.75%               0.75%

Oregon Tax-Free Fund                         0.75%                N/A

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                    Tax-Free Funds Prospectus 65

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange,you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.

 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .    You may make exchanges between like share classes.You may also exchange from any Class C shares into the Money Market Fund Class A shares. Exchanged shares retain any applicable CDSC upon redemption.

66 Tax-Free Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for
     business.NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments

 .    $1,000 per Fund minimum initial investment;or

 .    $100 per Fund if you use the Systematic Purchase Program; and

 .    $100 per Fund for all investments after your initial investment.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

                                                    Tax-Free Funds Prospectus 67

Your Account
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated).Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund.For example, "Wells Fargo Arizona Tax-Free Fund, Class A." Please note that checks made payable to any entity other than your Wells Fargo Fund will be returned to you.

 .    All purchases must be made in U.S.dollars and checks must be drawn on U.S.
     banks.

 .    You may start your account with $100 if you elect the Systematic Purchase
     Plan option on the Application.

 .    Mail to: Wells Fargo Funds           Overnight Mail Only: Wells Fargo Funds
              ATTN: CCSU-Boston Financial                      ATTN: CCSU-Boston Financial
              P.O. Box 8266                                    66 Brooks Drive
              Boston, MA 02266-8266                            Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Make a check payable to the full name and share class of your Fund for at least $100.Be sure to write your account number on the check as well.

 .  Enclose the payment stub/card from your statement if available.

 .  Mail to: Wells Fargo Funds
            Attn: CCSU-Boston Financial
            PO Box 8266
            Boston, MA 02266-8266

68 Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

 . You must first call Investor Services at 1-800-222-8222, option 0 to notify them of an incoming wire trade.

 .  If you do not currently have an account, complete a Wells Fargo Funds
   Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .  Overnight Application to:  Wells Fargo Funds

                              ATTN: CCSU-Boston Financial
                              66 Brooks Drive
                              Braintree, MA 02184

 .  Wire money to:             State Street Bank & Trust      Attention:
                              Boston, MA                     Wells Fargo Funds
                                                             (Name of Fund and
                                                             Share Class)
                              Bank Routing Number:
                              ABA 011 000028                 Account Name:
                                                             (Registration Name
                              Wire Purchase Account Number:  Indicated on
                              9905-437-1                     Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .  Wire money to:             State Street Bank & Trust      Attention:
                              Boston, MA                     Wells Fargo Funds
                                                             (Name of Fund and
                                                             Share Class)
                              Bank Routing Number:
                              ABA 011 000028                 Account Name:
                                                             (Registration Name
                              Wire Purchase Account Number:  Indicated on
                              9905-437-1                     Account)

                                                 Tax-Free Funds Prospectus    69

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .   Call Investor Services and instruct the representative to either:

    . transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo
      Fund. Please see the "Exchanges" section for special rules.

 .   Call: 1-800-222-8222, option 0

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .   Call Investor Services and instruct the representative to either:

    . transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from another Wells Fargo Fund.

 .   Call: 1-800-222-8222, option 0

70  Tax-Free Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
   BY MAIL
--------------------------------------------------------------------------------

   . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

   . Make sure all the account owners sign the request exactly as their names appear on the account application.

   . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

   . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

   .  Mail to:  Wells Fargo Funds
                ATTN: CCSU-Boston Financial
                PO Box 8266
                Boston, MA 02266-8266

--------------------------------------------------------------------------------
   BY PHONE
--------------------------------------------------------------------------------

   . Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

   . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

   . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

   . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

   . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

   . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

   .  Call: 1-800-222-8222, option 0

                                                 Tax-Free Funds Prospectus    71

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 .   We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .   Your redemptions are net of any applicable CDSC.

 .   If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .   We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan, have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .   Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

72  Tax-Free Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs

These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 .   Systematic Purchase Plan--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

 .   Systematic Exchange Plan--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .   Systematic Withdrawal Plan--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

    .  must have a Fund account valued at $10,000 or more;

    .  must have your distributions reinvested; and

    .  may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions

The Funds in this Prospectus pay any dividends monthly and make capital gains distributions at least annually. We offer the following distribution options:

 .   Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .   Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .   Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

 .   Directed Distribution Purchase Option--Lets you buy shares of a different
    Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the

                                                  Tax-Free Funds Prospectus   73

Additional Services and Other Information
--------------------------------------------------------------------------------

distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

This discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Federal and certain state income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of a Fund attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally won't be subject to California individual income tax on distributions from the California Limited Term Tax-Free Fund or the California Tax-Free Fund to the extent such distributions are attributable to the Fund's California state and municipal tax-exempt and certain other securities, although a portion of such distributions could be subject to California AMT. Distributions of a Fund's income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distribution in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return for part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares generally will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by a Fund.

74   Tax-Free Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

     The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

       Wells Fargo Funds Trust            Predecessor Fund

       Arizona Tax-Free                   Stagecoach Arizona Tax-Free

       California Limited Term Tax-Free   Stagecoach California Tax-Free Income

       California Tax-Free                Stagecoach California Tax-Free Bond

       Colorado Tax-Free                  Norwest Advantage Colorado Tax-Free

       Minnesota Tax-Free                 Norwest Advantage Minnesota Tax-Free

       National Tax-Free                  Norwest Advantage Tax-Free Income

       Oregon Tax-Free                    Stagecoach Oregon Tax-Free

                                                   Tax-Free Funds Prospectus  75

Portfolio Managers
--------------------------------------------------------------------------------

     Arthur C. Evans
     Arizona Tax-Free Fund since 2000
     Colorado Tax-Free Fund since 2000
     Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also received a BA in business administration--finance from the University of Texas at Austin in 1986.

     Stephen Galiani
     Arizona Tax-Free Fund and its predecessor since 1997
     California Tax-Free Fund and its predecessor since 1999
     Colorado Tax-Free Fund since 2000 National Tax-Free Fund since 2000
     Oregon Tax-Free Fund and its predecessor since 1997
     Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipals with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani received a BA in English from Manhattan College and an MBA from Boston University.

     Patricia D. Hovanetz, CFA
     Minnesota Tax-Free Fund and its predecessor since 1991
     Ms. Hovanetz joined WCM in 1998 as a Principal with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of Director of Tax-Exempt Fixed-Income at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. Hovanetz has over 30 years experience in the municipal bond industry and manages over $300 million in municipal bond assets for the Wells Fargo Funds. She also manages other national tax-exempt assets for institutional accounts and has been a portfolio manager at NIM since 1988. Ms. Hovanetz attended St. Cloud State College and the University of Minnesota.

     Mary Gail Walton, CFA
     California Limited Term Tax-Free Fund since 2000
     Ms. Walton has been a municipal bond portfolio manager with Wells Fargo Bank, N.A. and Wells Capital Management Incorporated for the past nine years, and currently manages over $3 billion in various tax-exempt portfolios. She is a Chartered Financial Analyst, and received her BA in economics in 1983 from the University of Washington.

76 Tax-Free Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the           ACH
following                Refers to the "Automated Clearing House" system
definitions to           maintained by the Federal Reserve Bank which allows
assist you in            banks to process checks, transfer funds and perform
reading this             other tasks.
Prospectus. For a
more complete            Asset-Backed Securities
understanding of         Securities consisting of an undivided fractional
these terms you          interest in pools of consumer loans, such as car loans
should consult your      or credit card debt, or receivables held in trust.
financial advisor.
                         Below Investment-Grade
                         Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

                         Business Day
                         Any day the New York Stock Exchange is open is a business day for the Funds.

                         Current Income
                         Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

                         Debt Securities
                         Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                         Derivatives
                         Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                         Distributions
                         Dividends and/or capital gains paid by a Fund on its shares.

                         Diversified
                         A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to follow such investment policies.

                         Duration
                         A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                         FDIC
                         The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                         FHLMC
                         FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                                                   Tax-Free Funds Prospectus  77

Glossary
--------------------------------------------------------------------------------

          FNMA
          FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

          GNMA
          GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

          Investment-Grade Securities
          A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

          Liquidity
          The ability to readily sell a security at a fair price.

          Money Market Instruments
          High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

          Moody's

          A nationally recognized ratings organization.

          Municipal Securities

          Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

          Nationally Recognized Rating Organization ("NRRO")
          A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

          Net Asset Value ("NAV")
          The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

          Options
          An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

          Public Offering Price ("POP")
          The NAV with the sales load added.

          Repurchase Agreement
          An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

          Selling Agent
          A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

78  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
          Shareholder Servicing Agent
          Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

          Signature Guarantee
          A guarantee given by a financial institution that has verified the identity of the maker of the signature.

          Statement of Additional Information
          A document that supplements the disclosure made in the Prospectus.

          Taxpayer Identification Number
          Usually the social security number for an individual or the Employer Identification Number for a corporation.

          Total Return
          The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

          U.S. Government Obligations
          Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          Weighted Average Maturity
          The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

                                                   Tax-Free Funds Prospectus  79

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YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT provides certain financial and other important information including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
CALL: 1-800-222-8222; option 1, option 5

WRITE TO:
Wells Fargo Funds PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room Washington, DC 20549-6009 by electronic request at publicinfo@sec.gov Call: 1-800-SEC-0330 for details

Funds listed in this prospectus are only available in the states where they are registered.

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING
YOUR SPECIfiC PRODUCT GROUP AT WELLS FARGO BANK:
Wells Fargo Checking and Savings - 1-800-869-3557 Wells Fargo Portfolio Advisor - 1-800-689-7882

                                                                      -----
                                                                      WELLS
                                                                      FARGO

                                                                      -----
                                                                      FUNDS
                                                                      -----

Institutional Class

WELLS FARGO TAX-FREE FUNDS
                                                    ----------------------------

                                                                    PROSPECTUS
                                                    ----------------------------

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Arizona Tax-Free Fund

California Limited Term Tax-Free Fund

California Tax-Free Fund

Colorado Tax-Free Fund

Minnesota Intermediate Tax-Free Fund

Minnesota Tax-Free Fund

National Limited Term Tax-Free Fund

National Tax-Free Fund

Nebraska Tax-Free Fund

Oregon Tax-Free Fund

                                                                    NOVEMBER 1
                                                                           2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                                 Tax-Free Funds
--------------------------------------------------------------------------------
Overview
                                   Objectives and Principal Strategies         4
This section contains important    Summary of Important Risks                  6
summary information about the      Performance History                        10
Funds.                             Summary of Expenses                        20
                                   Key Information                            23

--------------------------------------------------------------------------------
The Funds
                                   Arizona Tax-Free Fund                      24
This section contains important    California Limited Term Tax-Free Fund      28
summary information about the      California Tax-Free Fund                   32
Funds.                             Colorado Tax-Free Fund                     36
                                   Minnesota Intermediate Tax-Free Fund       40
                                   Minnesota Tax-Free Fund                    44
                                   National Limited Term Tax-Free Fund        48
                                   National Tax-Free Fund                     50
                                   Nebraska Tax Free Fund                     54
                                   Oregon Tax-Free Fund                       58
                                   General Investment Risks                   62
                                   Organization and Management
                                    of the Funds                              66

--------------------------------------------------------------------------------
Your Investment
                                   Your Account                               68
Turn to this section for            How to Buy Shares                         69
information on how to open an       How to Sell Shares                        70
account and how to buy, sell        How to Exchange Shares                    71
and exchange Fund shares.

--------------------------------------------------------------------------------
References
                                   Other Information                          72
Look here for additional           Table of Predecessors                      73
information and term               Portfolio Managers                         74
definitions.                       Glossary                                   75

Tax-Free Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

--------------------------------------------------------------------------------
FUND                          OBJECTIVE  PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

Arizona Tax-Free Fund         Seeks current income exempt from federal income
                              tax and Arizona personal income tax.


California Limited Term       Seeks current income exempt from federal income
Tax-Free Fund                 tax and California personal income tax.

California Tax-Free Fund      Seeks current income exempt from federal income
                              tax and California personal income tax by investing in medium- and long-term investment grade municipal securities.

Colorado Tax-Free Fund        Seeks current income exempt from federal income
                              tax and Colorado personal income tax.

Minnesota Intermediate        Seeks current income exempt from federal income
Tax-Free Fund                 tax and Minnesota personal income tax.

Minnesota Tax-Free Fund       Seeks current income exempt from federal income
                              tax and Minnesota personal income tax.


National Limited Term         Seeks current income exempt from federal income
Tax-Free Fund                 tax.

National Tax-Free Fund        Seeks current income exempt from federal income
                              tax.

Nebraska Tax-Free Fund        Seeks current income exempt from federal income
                              tax and Nebraska personal income tax.

Oregon Tax-Free Fund          Seeks current income exempt from federal income
                              tax and Oregon personal income tax.

4   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest primarily in investment grade Arizona municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

We invest primarily in short- and intermediate-term investment grade California municipal securities. We buy municipal securities of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighed average maturity. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

We invest primarily in intermediate- to long-term investment grade California municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio's dollar-weighed average maturity.

We invest primarily in investment grade Colorado municipal securities of varying maturities. We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighed average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest primarily in investment grade Minnesota municipal securities with average maturities between 5 and 10 years, but this average will vary depending on anticipated market conditions. We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest primarily in investment grade Minnesota municipal securities of varying maturities. There are no restrictions on the Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

We invest primarily in investment grade municipal securities with average maturities between 1 and 5 years.

We invest primarily in investment grade municipal securities with average maturities between 10 and 20 years.

We invest primarily in investment grade Nebraska municipal securities of varying maturities.The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

We invest primarily in investment grade Oregon municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

                                                  Tax-Free Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. A careful review of the risks of investing in any Fund is important to your investment choice. Additional information about these and other risks is included in:

 .   the individual Fund Descriptions later in this Prospectus;

 .   under the "General Investment Risks" section beginning on page 62; and

 .   in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
    COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

    The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

    The Funds may invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

    Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal alternative minimum tax ("AMT"), some income earned by Fund investments may be subject to such taxes.

    Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

    Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended (the "1940 Act"). The majority of the issuers of the securities in a Fund's portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The National Limited Term Tax-Free Fund and the National Tax-Free Fund are considered to be diversified. All other Funds in this Prospectus are considered to be non-diversified.

    6  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FUND                       SPECIFIC RISKS
--------------------------------------------------------------------------------

                              Since we invest heavily in Arizona municipal
                              securities, events in Arizona are likely to affect
                              the Fund's investments. The Arizona economy is
                              based on services, manufacturing, mining, tourism
                              and the military. Adverse conditions affecting
                              these sectors could have a disproportionate impact
                              on Arizona municipal securities. Under its
                              Constitution, Arizona is not permitted to issue
                              general obligation bonds secured by the State's
                              full faith and credit. However, agencies and
Arizona Tax-Free Fund         instrumentalities of Arizona are authorized to
                              issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest
                              25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                              Since we invest heavily in California municipal
                              securities, events in California are likely to
                              affect the Fund's investments. For example,
                              California exports a significant portion of its
                              economic production to various pacific rim
California Limited Term       countries. Events impacting the Asian economy may
Tax-Free Fund and California  have a disproportionate impact on the California
Tax-Free Fund                 economy and California municipal securities. In
                              addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                              Since we invest heavily in Colorado municipal
                              securities, events in Colorado are likely to
                              affect the Fund's investments. The Colorado
                              economy is based on services, communications,
                              transportation, tourism, and manufacturing.
                              Certain obligations of Colorado State and local
                              public entities are subject to particular economic
                              risks, including, but not limited to, the
Colorado Tax-Free Fund        vulnerabilities of resort economies which depend
                              on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                                                    Tax-Free Funds Prospectus  7

Summary of Important Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                          SPECIFIC RISKS
--------------------------------------------------------------------------------

                              Since we invest heavily in Minnesota municipal
                              securities, events in Minnesota are likely to
                              affect each Fund's investments. For example, the
                              state's economy relies significantly on its
                              agriculture and forestry natural resources.
                              Adverse conditions affecting these sectors could
                              have a disproportionate impact on Minnesota
                              municipal securities. In addition, we may invest
                              25% or more of each Fund's total assets in
                              Minnesota municipal securities that are
Minnesota Intermediate        related in such a way that political, economic or
Tax-Free Fund and             business developments affecting one obligation
Minnesota Tax-Free Fund       would affect the others. For example, we may own
                              different obligations that pay interest based on the revenue of similar projects.

                              Each Fund may invest up to 25% of its total assets in non- investment grade municipal securities, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal securities.

                              Each Fund may invest 25% or more of its total
National Limited Term         assets in municipal securities that are related
Tax-Free Fund and             in such a way that political, economic or business
National Tax-Free Fund        developments affecting one obligation would affect
                              the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

                              Since we invest heavily in Nebraska municipal
                              securities, events in Nebraska are likely to
                              affect the Fund's investments. The Nebraska
                              economy is primarily based on agriculture and
                              agricultural processing, but has become
                              increasingly diversified with relatively steady
                              growth in the manufacturing, services and finance,
                              insurance and real estate industries.  While these
                              recent trends have helped diversify the Nebraska
Nebraska Tax-Free Fund        economy, it may still be significantly impacted by
                              changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

                              Since we invest heavily in Oregon municipal
                              securities, events in Oregon are likely to affect
                              the fund's investments. Oregon does not have a
                              sales tax, and state tax revenues, derived
                              principally from corporate and personal income
                              taxes, are particularly sensitive to economic
                              recessions. In addition, we may invest 25% or more
Oregon Tax-Free Fund          of our assets in Oregon municipal securities that
                              are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

8 Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     Arizona Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 5.51%              Worst Qtr.: Q1 `94 o -3.71%


     *The Fund's year-to-date performance through September 30, 2000 was 8.62%.

       Average annual total return (%)
                                                                         Since
       for the period ended 12/31/99                1 year    5 years  Inception

       Institutional Class (Incept. 10/1/95)/1/     -6.51       4.79      4.91
       LB Muni Index/2/                             -2.09       6.91      6.30

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A Shares, which incepted March 2, 1992.
     2.   Lehman Brothers Municipal Bond Index.

10   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     California Limited Term Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 3.41%       Worst Qtr.: Q1 `94 o -1.85%


     *The Fund's year-to-date performance through September 30, 2000 was 4.73%.

       Average annual total return (%)
                                                                         Since
       for the period ended 12/31/99               1 year    5 years   Inception

       Institutional Class (Incept. 9/6/96)/1/      0.14       4.72      4.25
       LB 3 year Muni Index/2/                      1.96       5.17      4.70

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A Shares, which incepted November 18, 1992.
     2.   Lehman Brothers 3 year Municipal Bond Index.


                                                    Tax-Free Funds Prospectus 11

Performance History
--------------------------------------------------------------------------------


     California Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 6.19%       Worst Qtr.: Q1 `94 o -4.06%

     *The Fund's year-to-date performance through September 30, 2000 was 8.87%.

       Average annual total return (%)

       for the period ended 12/31/99               1 year    5 years   10 years

       Institutional Class (Incept. 12/15/97)/1/    -3.55     6.34       6.66
       LB Muni Index/2/                             -2.06     6.91       6.89

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted October 6, 1988.
     2.   Lehman Brothers Municipal Bond Index.

12   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Colorado Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

      Best Qtr.: Q1 `95 o 5.75%       Worst Qtr.: Q1 `94 o -5.39%

      *The Fund's year-to-date performance through September 30, 2000 was 7.44%.

        Average annual total return (%)
                                                                         Since
        for the period ended 12/31/99              1 year    5 years   Inception

        Institutional Class (Incept. 8/23/93)/1/    -5.39     6.33       4.81
        LB Muni Index/2/                            -2.06     6.91       5.38

      1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A Shares, which incepted June 1, 1993.
      2.  Lehman Brothers Municipal Bond Index.

                                                    Tax-Free Funds Prospectus 13

Performance History
--------------------------------------------------------------------------------


     Minnesota Intermediate Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 5.19%       Worst Qtr.: Q1 `94 o -3.15%

     *The Fund's year-to-date performance through September 30, 2000 was 5.08%.

       Average annual total return (%)

       for the period ended 12/31/99               1 year    5 years   10 years

       Institutional Class (Incept. 10/1/97)/1/     -1.72      5.61      5.63
       LB 10 year Muni Index/2/                     -1.25      7.12      7.10

     1. Performance shown for periods prior to October 1, 1997 reflects the performance of the predecessor common trust fund, adjusted to reflect the fees and expenses of the Institutional Class. The common trust fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance. The common trust fund's inception was September 30, 1976.
     2.   Lehman Brothers 10 year Municipal Bond Index.

14 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Minnesota Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 6.73%       Worst Qtr.: Q1 `94 o -5.48%

     *The Fund's year-to-date performance through September 30, 2000 was 7.39%.

       Average annual total return (%)

       for the period ended 12/31/99               1 year    5 years   10 years

       Institutional Class (Incept. 8/2/93)/1/      -5.93      5.80      5.59
       LB Muni Index/2/                             -2.06      6.91      6.89

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class shares, whose inception was January 12, 1988.
     2.   Lehman Brothers Municipal Bond Index.

                                                    Tax-Free Funds Prospectus 15

Performance History
--------------------------------------------------------------------------------

     National Limited Term Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q3 `98 o 2.27%     Worst Qtr.:  Q2  `99  o -1.15%

     *The Fund's year-to-date performance through September 30, 2000 was 4.02%.

       Average annual total return (%)
                                                                   Since
       for the period ended 12/31/99                   1 year    Inception

       Institutional Class (Incept. 10/1/96)            0.08        5.25
       LB 3 year Muni Index/1/                          1.96        4.41

     1.   Lehman Brothers 3 year Municipal Bond Index.

16 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     National Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 5.85%       Worst Qtr.: Q1 `94 o -5.59%

     *The Fund's year-to-date performance through September 30, 2000 was 7.43%.

       Average annual total return (%)

       for the period ended 12/31/99               1 year    5 years   10 years

       Institutional Class (Incept. 8/2/93)/1/      -5.44      6.32      5.82
       LB Muni Index/2/                             -2.06      6.91      6.89

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class shares, whose inception was August 1, 1989.
     2.   Lehman Brothers Municipal Bond Index.

                                                    Tax-Free Funds Prospectus 17

Performance History
--------------------------------------------------------------------------------
     The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below and throughout this Prospectus reflects the historical information for the Great Plains Tax-Free Bond Fund.

     Nebraska Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 4.57%       Worst Qtr.: Q1 `94 o -3.44%

     *The Fund's year-to-date performance through September 30, 2000 was 5.19%.

     Average annual total return (%)

     for the period ending 12/31/99              1 year     5 years    10 years
     Institutional Class (Incept. 9/29/97)/1/     -1.33       4.93       4.97
     Lehman Brothers Municipal
      Index/7-Year                                -0.14       6.35        N/A
     Lehman Brothers Municipal
      Index/10-Year                               -1.25       7.12       7.10
     Lipper Intermediate Municipal
      Debt Average                                -1.37       5.59       5.90

     /1/ The Fund operated as a common trust fund for the period from 8/31/89 to the inception date shown, and performance data reflects the performance of the common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 ("the Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
          Performance shown for all periods includes the maximum sales charge applicable to the shares of the predecessor Great Plains Tax-Free Bond Fund. The Nebraska Tax-Free Fund Institutional Class shares do not impose sales charges.

 18    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

     Oregon Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     Best Qtr.: Q1 `95 o 6.90%       Worst Qtr.: Q1 `94 o -5.31%

     *The Fund's year-to-date performance through September 30, 2000 was 6.75%.

     Average annual total return (%)

     for the period ended 12/31/99               1 year    5 years   10 years

     Institutional Class (Incept. 10/1/95)/1/    -5.87      5.30       5.59

     LB Muni Index/2/                            -2.06      6.91       6.89

     1. Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted June 1, 1988.
     2.  Lehman Brothers Municipal Bond Index.

                                                    Tax-Free Funds Prospectus 19

Tax-Free Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------


                                                                        All
                                                                       Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                    None

Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)                          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                        California
                                                       Arizona         Limited Term     California        Colorado
                                                    Tax-Free Fund     Tax-Free Fund   Tax-Free Fund    Tax-Free Fund
--------------------------------------------------------------------------------------------------------------------------------
Management Fees                                         0.40%             0.40%           0.40%            0.40%
Distribution (12b-1) Fees                               0.00%             0.00%           0.00%            0.00%
Other Expenses/1/                                       0.37%             0.52%           0.25%            0.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.77%             0.92%           0.65%            0.80%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                             0.17%             0.32%           0.05%            0.20%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                         0.60%             0.60%           0.60%            0.60%
---------------------------------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

 20    Tax-Free Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Minnesota                           National
      Intermediate         Minnesota      Limited Term      National         Nebraska          Oregon
      Tax-Free Fund      Tax-Free Fund    Tax-Free Fund   Tax-Free Fund    Tax-Free Fund    Tax-Free Fund
----------------------------------------------------------------------------------------------------------
          0.40%              0.40%            0.40%           0.40%            0.50%            0.40%
          0.00%              0.00%            0.00%           0.00%            0.00%            0.00%
          0.28%              0.46%            0.36%           0.28%            0.54%            0.50%
----------------------------------------------------------------------------------------------------------
          0.68%              0.86%            0.76%           0.68%            1.04%            0.90%
----------------------------------------------------------------------------------------------------------
          0.08%              0.26%            0.16%           0.08%            0.21%            0.30%
----------------------------------------------------------------------------------------------------------
          0.60%              0.60%            0.60%           0.60%            0.83%            0.60%
----------------------------------------------------------------------------------------------------------

                                                    Tax-Free Funds Prospectus 21

Tax-Free Funds                                               Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

     These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

     You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------------------------------------------------------------------------------------------------
                                          California                                           Minnesota
                        Arizona          Limited Term      California         Colorado        Intermediate
                     Tax-Free Fund       Tax-Free Fund    Tax-Free Fund     Tax-Free Fund     Tax-Free Fund
------------------------------------------------------------------------------------------------------------
      1 YEAR            $   61              $   61           $   61            $   61            $    61
      3 YEARS           $  229              $  261           $  203            $  235            $   210
      5 YEARS           $  411              $  478           $  357            $  425            $   371
     10 YEARS           $  938              $1,102           $  806            $  971            $   839
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                           National
                       Minnesota         Limited Term       National          Nebraska           Oregon
                     Tax-Free Fund       Tax-Free Fund    Tax-Free Fund     Tax-Free Fund     Tax-Free Fund
------------------------------------------------------------------------------------------------------------
      1 YEAR            $   61              $   61           $   61            $   85            $   61
      3 YEARS           $  248              $  227           $  210            $  310            $  257
      5 YEARS           $  451              $  407           $  371            $  554            $  469
     10 YEARS           $1,037              $  927           $  839            $1,252            $1,080
------------------------------------------------------------------------------------------------------------

22    Tax-Free Funds Prospectus

Key Information
--------------------------------------------------------------------------------

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.
--------------------------------------------------------------------------------
Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money; and

 .    what makes a Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments

A summary of the Fund's key permitted investments and practices.

--------------------------------------------------------------------------------
Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risk" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                    Tax-Free Funds Prospectus 23

Arizona Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:    Stephen Galiani; Arthur C. Evans

--------------------------------------------------------------------------------
Investment Objective

The Arizona Tax-Free Fund seeks current income exempt from federal income tax and Arizona personal income tax.

Investment Strategies

We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

--------------------------------------------------------------------------------
Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from Arizona personal income tax;

 .    up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by nationally recognized rating organizations ("NRROs"), and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of current income exempt from federal income tax and Arizona personal income tax.

24    Tax-Free Funds Prospectus

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness. The Fund relies on the availability of such securities for investment. We may invest 25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                 Tax-Free Funds Prospectus    25

Arizona Tax-Free Fund
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------

                                                         INSTITUTIONAL CLASS SHARES--
                                                         COMMENCED ON OCTOBER 1, 1995

                                                       ---------------------------------------------------------------------------
                                                                    June 30,                    June 30,
For the period ended:                                                 2000                        1999
                                                       ---------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.23                     $ 10.79

Income from investment operations:

  Net investment income (loss)                                         0.49                        0.47
  Net realized and unrealized gain (loss)
    on investments                                                    (0.45)                      (0.37)

Total from investment operations                                       0.04                        0.10

Less distributions:

  Dividends from net investment income                                (0.49)                      (0.47)
  Distributions from net realized gain                                (0.02)                      (0.19)

Total from distributions                                              (0.51)                      (0.66)

Net asset value, end of period                                      $  9.76                     $ 10.23

Total return (not annualized)/3/                                       0.57%                       0.76%

Ratios/supplemental data:
  Net assets, end of period (000s)                                  $ 9,473                     $ 9,556

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                              0.59%                       0.72%
  Ratio of net investment income (loss) to
    average net assets                                                 5.04%                       4.33%

Portfolio turnover                                                       32%                         56%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                                             0.94%                       1.46%



     /1/ The Fund changed its fiscal year-end from March 31 to June 30.
     /2/ The Fund changed its fiscal year-end from September 30 to March 31. /3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
     /4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 26    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
           June 30,                 March 31,                 March 31,                  Sept. 30,
             1998                     1998                      1997                       1996
---------------------------------------------------------------------------------------------------
            $10.78                    $10.44                    $10.44                     $10.71


              0.12                      0.49                      0.25                       0.49

              0.01                      0.54                      0.00                      (0.10)

              0.13                      1.03                      0.25                       0.39


             (0.12)                    (0.49)                    (0.25)                     (0.49)
              0.00                     (0.20)                     0.00                      (0.17)

             (0.12)                    (0.69)                    (0.25)                     (0.66)

            $10.79                    $10.78                    $10.44                     $10.44

              1.19%                     9.99%                     2.38%                      3.74%


           $10,995                   $12,029                   $14,349                    $15,577


              0.68%                     0.44%                     0.40%                      0.48%

              4.36%                     4.52%                     4.73%                      4.63%

                14%                      127%                       77%                        42%



              1.55%                     1.55%                     1.50%                      1.20%

                                                    Tax-Free Funds Prospectus 27

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Mary Gail Walton, CFA

--------------------------------------------------------------------------------

Investment Objective

The California Limited Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Investment Strategies

We actively manage a portfolio of municipal securities. We buy municipal securities of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (intermediate-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 . at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 . at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax;

 . up to 20% of net assets in securities with income subject to federal income taxes,including the federal AMT; and

 . in municipal securities rated in the four highest credit categories by NRROs,and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

--------------------------------------------------------------------------------
Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

28   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. For example, California exports a significant portion of its economic production to various Pacific rim countries. Events impacting the Asian economy may have a disproportionate impact on the California economy and California municipal securities. In addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one security would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                   Tax-Free Funds Prospectus  29

California Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------


                                                   INSTITUTIONAL CLASS SHARES--
                                                   COMMENCED ON SEPTEMBER 6, 1996
                                             ----------------------------------------------------
                                                        June 30,            June 30,
For the period ended:                                     2000                1999
                                             ----------------------------------------------------
Net asset value, beginning of period                     $10.07              $10.27

Income from investment operations:
   Net investment income (loss)                            0.41                0.39
   Net realized and unrealized gain (loss)
     on investments                                       (0.04)              (0.08)

Total from investment operations                           0.37                0.31

Less distributions:
   Dividends from net investment income                   (0.41)              (0.39)
   Distributions from net realized gain                   (0.05)              (0.12)

Total from distributions                                  (0.46)              (0.51)

Net asset value, end of period                            $9.98             $ 10.07

Total return (not annualized)/3/                           3.79%               2.96%

Ratios/supplemental data:
   Net assets, end of period (000s)                      $4,474              $7,633

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                 0.63%               0.70%
   Ratio of net investment income (loss) to
     average net assets                                    4.07%               3.75%

Portfolio turnover                                           60%                 68%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/4/                                1.07%               1.30%

/1/ The Fund changed its fiscal year-end from March 31 to June 30.
/2/ The Fund changed its fiscal year-end from September 30 to March 31.
/3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30  Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            June 30,     March 31,      March 31,          Sept. 30,
             1998          1998           1997               1996
--------------------------------------------------------------------------------
             $10.27        $10.11         $10.10             $10.06

               0.10          0.39           0.19               0.02

               0.00          0.19           0.01               0.04

               0.10          0.58           0.20               0.06

              (0.10)        (0.39)         (0.19)             (0.02)

               0.00         (0.03)          0.00               0.00

              (0.10)        (0.42)         (0.19)             (0.02)

             $10.27        $10.27         $10.11             $10.10

               0.94%         5.91%          2.00%              0.60%

             $7,559        $7,069         $7,061            $10,066

               0.70%         0.62%          0.60%              0.55%

               3.77%         3.84%          3.73%              3.06%

                  2%           88%            14%                48%


               1.40%         1.17%          1.05%              0.92%

                                                    Tax-Free Funds Prospectus 31

California Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:      Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective

The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in intermediate- to long-term investment grade municipal securities.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a portfolio of investment grade municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax;

 .    up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

32    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments. For example, California exports a significant portion of its economic production to various Pacific rim countries. Events impacting the Asian economy may have a disproportionate impact on the California economy and California municipal securities. In addition, we may invest 25% or more of our assets in California municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 33

California Tax-Free Fund                                    Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------


                                                INSTITUTIONAL CLASS SHARES--
                                                COMMENCED ON DECEMBER 15, 1997
                                             -------------------------------------------------------------------------
                                                    June 30,          June 30,         June 30,      Dec. 31,
For the period ended:                                 2000              1999             1998          1997
                                             -------------------------------------------------------------------------
Net asset value, beginning of period                 $11.03            $11.40           $11.35        $11.32

Income from investment operations:
   Net investment income (loss)                        0.54              0.52             0.26          0.03
   Net realized and unrealized gain (loss)
     on investments                                   (0.21)            (0.22)            0.05          0.03

Total from investment operations                       0.33              0.30             0.31          0.06

Less distributions:
   Dividends from net investment income               (0.54)            (0.52)           (0.26)        (0.03)
   Distributions from net realized gain               (0.03)            (0.15)            0.00          0.00

Total from distributions                              (0.57)            (0.67)           (0.26)        (0.03)

Net asset value, end of period                       $10.79            $11.03           $11.40        $11.35

Total return (not annualized)/2/                       3.16%             2.46%            2.80%         0.49%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $47,263           $73,625          $82,577       $84,113

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets             0.63%             0.72%            0.69%         0.63%
   Ratio of net investment income (loss) to
     average net assets                                5.02%             4.50%            4.69%         4.79%

Portfolio turnover                                       35%               17%              15%           12%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/3/                            0.80%             1.01%            0.98%         0.92%

/1/ The Fund changed its fiscal year-end from December 31 to June 30.
/2/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers:  Arthur C. Evans; Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective

The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado personal income tax consistent with the preservation of capital.

--------------------------------------------------------------------------------

Investment Strategies

We normally invest substantially all of the Fund's assets in investment grade municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States.

We expect that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Colorado personal income tax;

 .    up to 25% of total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government;

 .    invest up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income exempt from federal income tax and Colorado state income taxes consistent with the preservation of capital.

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

36  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund's investments. The Colorado economy is based on services, communications, transportation, tourism, and manufacturing. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. In addition, we may invest 25% or more of our assets in Colorado municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 37

Colorado Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL CLASS SHARES--
                                                            COMMENCED ON AUGUST 23, 1993
                                                          ---------------------------------------------------
                                                               June 30,                     June 30,
                                                                 2000                        1999/3/
For the period ended:
                                                          ---------------------------------------------------
Net asset value, beginning of period                             $10.30                      $10.55

Income from investment operations:
  Net investment income (loss)                                      0.54                        0.04
  Net realized and unrealized gain (loss)
     on investments                                                (0.45)                      (0.25)

Total from investment operations                                    0.09                       (0.21)

Less distributions:
  Dividends from net investment income                             (0.54)                      (0.04)
  Distributions from net realized gains                            (0.01)                       0.00

Total from distributions                                           (0.55)                      (0.04)

Net asset value, end of period                                     $9.84                      $10.30

Total return (not annualized)/1/                                    0.97%                      (1.97%)

Ratios/supplemental data:
  Net assets, end of period (000s)                               $44,161                     $49,101

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                           0.60%                       0.60%
  Ratio of net investment income (loss) to average
     net assets                                                     5.42%                       4.93%

Portfolio turnover                                                   106%                         11%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/               0.86%                       1.08%


/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

38  Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       May 31,               May 31,           May 31,          May 31,
        1999                  1998              1997              1996
--------------------------------------------------------------------------------
        $10.69                $10.22             $9.89             $9.90


          0.51                  0.53              0.54              0.53

         (0.10)                 0.47              0.33             (0.01)

          0.41                  1.00              0.87              0.52


         (0.51)                (0.53)            (0.54)            (0.53)
         (0.04)                 0.00              0.00              0.00

         (0.55)                (0.53)            (0.54)            (0.53)

        $10.55                $10.69            $10.22             $9.89

          3.79%                 9.97%             9.00%             5.35%


       $48,926               $32,342           $25,917           $24,074


          0.60%                 0.60%             0.45%             0.30%

          4.71%                 5.01%             5.35%             5.30%

            77%                   70%              129%              171%


          0.99%                 1.01%             1.13%             1.13%

                                                  Tax-Free Funds Prospectus   39

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager: Patricia Hovanetz, CFA

---------------------------------------------------------------------------
Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.

---------------------------------------------------------------------------

Investment Strategies

We normally invest substantially all of the Fund's assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States. We invest at least 80% of the Fund's net assets in securities with interest exempt from both federal income taxes and the federal AMT.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments

Under normal conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Minnesota income tax;

 .    up to 25% of total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government;

 .    up to 20% of net assets in securities with income subject to federal personal income taxes, including the federal AMT; and

 .    up to 25% of total assets in non-investment grade municipal securities.
     During such periods, the Fund may not achieve its investment objective of a high level of current income without assuming undue risk.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income exempt from federal income tax and Minnesota personal income tax without assuming undue risk.

40   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. The Minnesota economy relies significantly on its agriculture and forestry. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest 25% or more of our assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The Fund may invest up to 25% of its total assets in non-investment grade municipal securities, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal securities with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 41

Minnesota Intermediate Tax-Free Fund                       Financial Highlights
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               INSTITUTIONAL CLASS SHARES--
                                               COMMENCED ON OCTOBER 1, 1997
                                              -------------------------------------------------------------
                                                  June 30,        June 30,        May 31,        May 31,
For the period ended:                               2000           1999/3/         1999           1998
                                              -------------------------------------------------------------
Net asset value, beginning of period                  $9.75          $9.91         $10.03          $10.00

Income from investment operations:
  Net investment income (loss)                         0.48           0.04           0.49            0.33
  Net realized and unrealized gain (loss)
     on investments                                   (0.28)         (0.16)         (0.09)           0.03

Total from investment operations                       0.20          (0.12)          0.40            0.36

Less distributions:
  Dividends from net investment income                (0.48)         (0.04)         (0.49)          (0.33)
  Distributions from net realized gains                0.00           0.00          (0.03)           0.00

Total from distributions                              (0.48)         (0.04)         (0.52)          (0.33)

Net asset value, end of period                        $9.47          $9.75          $9.91          $10.03

Total return (not annualized)/1/                       2.17%         (1.21%)         3.95%           3.61%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $184,279       $219,258       $222,953        $209,685

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets              0.60%          0.60%          0.60%           0.60%
  Ratio of net investment income (loss)
       to average net assets                           5.05%          4.94%          4.84%           5.02%

Portfolio turnover                                       29%             1%            20%             15%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/                             0.68%          0.72%          0.68%           0.72%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

42  Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager: Patricia Hovanetz, CFA

--------------------------------------------------------------------------------

Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.

--------------------------------------------------------------------------------

Investment Strategies

We normally invest substantially all of the Fund's assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States. We invest at least 80% of the Fund's net assets in securities with interest exempt from both federal income taxes and the federal AMT.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. We expect that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We emphasize investments in municipal securities paying interest income rather than maintaining the Fund's stability of NAV.

--------------------------------------------------------------------------------

Permitted Investments

Under normal conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and Minnesota income tax;

 .    up to 25% of total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government;

 .    up to 20% of net assets in securities with income subject to federal personal income taxes, including the federal AMT; and

 .    up to 25% of total assets in non-investment grade municipal securities.
     During such periods, the Fund may not achieve its investment objective of a high level of current income without assuming undue risk.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income exempt from federal income tax and Minnesota personal income tax without assuming undue risk.

44    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------
Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments. The Minnesota economy relies significantly on its agriculture and forestry. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal securities. In addition, we may invest 25% or more of our assets in Minnesota municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

The Fund may invest up to 25% of its total assets in non-investment grade municipal securities, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal securities with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 45

Minnesota Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL CLASS SHARES --
                                                            COMMENCED ON AUGUST 2, 1993
                                                          ---------------------------------------------------
                                                             June 30,                        June 30,
For the period ended:                                          2000                          1999/3/
                                                          ---------------------------------------------------
Net asset value, beginning of period                           $10.74                           $10.96

Income from investment operations:
  Net investment income (loss)                                   0.53                             0.04
  Net realized and unrealized gain (loss)
     on investments                                             (0.55)                           (0.22)

Total from investment operations                                (0.02)                           (0.18)

Less distributions:
  Dividends from net investment income                          (0.53)                           (0.04)
  Distributions from net realized gains                         (0.01)                            0.00

Total from distributions                                        (0.54)                           (0.04)

Net asset value, end of period                                 $10.18                           $10.74

Total return (not annualized)/1/                                (0.02)%                          (1.63%)

Ratios/supplemental data:
  Net assets, end of period (000s)                             $2,451                          $27,197

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                        0.60%                            0.60%
  Ratio of net investment income (loss) to average
     net assets                                                  5.22%                            4.69%

Portfolio turnover                                                 69%                               2%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/            0.91%                            1.11%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ The Fund changed its fiscal year-end from May 31 to June 30.

46  Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
          May 31,              May 31,              May 31,           May 31,
           1999                 1998                 1997              1996
-----------------------------------------------------------------------------------
       $     11.05          $     10.57          $     10.30        $     10.45


              0.52                 0.53                 0.54               0.56

             (0.09)                0.48                 0.27              (0.15)

              0.43                 1.01                 0.81               0.41


             (0.51)               (0.53)               (0.54)             (0.56)
             (0.01)                0.00                 0.00               0.00

             (0.52)               (0.53)               (0.54)             (0.56)

       $     10.96          $     11.05          $     10.57        $     10.30

              3.96%                9.71%                7.98%              3.97%


       $    27,261          $    20,736          $    11,135        $     3,988


              0.60%                0.60%                0.60%              0.51%

              4.62%                4.84%                5.12%              5.24%

                25%                  68%                  97%                77%


              1.00%                1.04%                1.23%              1.30%

                                                   Tax-Free Funds Prospectus  47

National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager: Patricia Hovanetz, CFA; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective

The National Limited Term Tax-Free Fund seeks current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a diversified portfolio invested substantially in investment grade municipal securities. We invest at least 80% of net assets in municipal securities that pay interest exempt from federal income taxes, including the federal AMT.

We maintain the dollar-weighted average maturity of the Fund's assets normally between 1 and 5 years, but this average will vary depending on anticipated market conditions. We emphasize investment in municipal securities with interest income rather than maintaining stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax.

 .    up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT); and

 .    up to 25% of total assets in securities of issuers located in the same state or in related issuers.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Important Risk Factors

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6;
the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

48   Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------


                                                  INSTITUTIONAL SHARES--
                                                  COMMENCED ON OCTOBER 1, 1996
                                                  ------------------------------------------------------------------
                                                    June 30,       June 30,     May 31,       May 31,       May 31,
For the period ended:                                2000           1993         1999          1998          1997
                                                  ------------------------------------------------------------------
Net asset value, beginning of period                  $10.39        $10.54        $10.59      $10.39       $10.00

Income from investment operations:
  Net investment income (loss)                          0.47          0.04          0.46        0.47         0.31
  Net realized and unrealized gain (loss)
     on investments                                    (0.20)        (0.15)        (0.04)       0.21         0.39

Total from investment operations                        0.27         (0.11)         0.42        0.68         0.70

Less distributions:
  Dividends from net investment income                 (0.47)        (0.04)        (0.47)      (0.47)       (0.31)
  Distributions from net realized gain                  0.00          0.00          0.00       (0.01)        0.00

Total from distributions                               (0.47)        (0.04)        (0.47)      (0.48)       (0.31)

Net asset value, end of period                        $10.19        $10.39        $10.54      $10.59       $10.39

Total return (not annualized)/1/                        2.64%        (1.08%)        3.97%       6.70%        6.99%

Ratios/supplemental data:
  Net assets, end of period (000s)                   $62,669       $84,419       $88,223     $54,602      $40,990

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets               0.61%         0.65%         0.65%       0.65%        0.65%
  Ratio of net investment income (loss)
     to average net assets                              4.53%         4.25%         4.26%       4.47%        4.45%

Portfolio turnover                                        48%           24%           41%         46%          16%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/                              0.86%         1.12%         1.04%       1.03%        1.27%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal  year-end  from May 31 to June 30.

                                                Tax-Free Funds Prospectus     49

National Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:  Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective

The National Tax-Free Fund seeks current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a diversified portfolio invested primarily in investment grade municipal securities. We invest at least 80% of net assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    up to 20% of net assets in securities with income subject to federal income taxes, including the federal AMT; and

 .    in municipal securities rated in the four highest credit categories by
     NRROs, and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Important Risk Factors

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6;
the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

50   Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------


                                                         INSTITUTIONAL CLASS SHARES--
                                                         COMMENCED ON AUGUST 2, 1993
                                                        ------------------------------------
                                                           June 30,               June 30,
For the period ended:                                       2000                   1999
                                                        ------------------------------------
Net asset value, beginning of period                          $10.22               $10.44

Income from investment operations:
     Net investment income (loss)                               0.55                 0.04
     Net realized and unrealized gain (loss)
     on investments                                            (0.49)               (0.22)

Total from investment operations                                0.06                (0.18)

Less distributions:
  Dividends from net investment income                         (0.54)               (0.04)
  Distributions from net realized gains                        (0.01)                0.00

Total from distributions                                       (0.55)               (0.04)

Net asset value, end of period                                 $9.73               $10.22

Total return (not annualized)/1/                                0.73%               (1.69%)

Ratios/supplemental data:
  Net assets, end of period (000s)                          $244,626             $304,170

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                       0.60%                0.60%
  Ratio of net investment income (loss) to
       average net assets                                       5.58%                5.09%

Portfolio turnover                                                79%                  18%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/                                      0.77%                0.95%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  The Fund changed its fiscal year-end from May 31 to June 30.

52    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
             May 31,              May 31,                   May 31,               May 31,
              1999                 1998                      1997                  1998
---------------------------------------------------------------------------------------------------
              $10.54                $10.06                      $9.78                $9.82

                0.52                  0.53                       0.54                 0.55

               (0.10)                 0.48                       0.28                (0.04)

               (0.42)                 1.01                       0.82                 0.51


               (0.51)                (0.53)                     (0.54)               (0.55)
               (0.01)                 0.00                       0.00                 0.00

               (0.52)                (0.53)                     (0.54)               (0.55)

              $10.44                $10.54                     $10.06                $9.78

                4.04%                10.22%                      8.54%                5.29%


            $311,757              $286,734                   $259,861             $276,159


                0.60%                 0.60%                      0.50%                0.32%

                4.83%                 5.09%                      5.40%                5.57%

                 106%                  143%                       152%                 126%


                0.91%                 0.92%                      1.03%                1.06%

                                                Tax-Free Funds Prospectus     53

Nebraska Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Stephen Galiani; Mary Jo Sebrell

--------------------------------------------------------------------------------

Investment Objective

The Nebraska Tax-Free Fund seeks current income exempt from federal income taxes and Nebraska personal income tax.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. We invest primarily in a portfolio of investment grade municipal securities.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 .    at least 65% of total assets in municipal securities that pay interest exempt from Nebraska personal income tax;

 .    up to 20% of net assets in securities whose income is subject to the federal AMT; and

 .    in municipal obligations rated in the four highest credit categories by
     NRROs, and in securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes and Nebraska personal income taxes.

54 Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Nebraska. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to affect the Fund's investments. The Nebraska economy is primarily based on agriculture and agricultural processing, but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. We may invest 25% or more of our assets in Nebraska municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                    Tax-Free Funds Prospectus 55

Nebraska Tax-Free Fund                                      Financial Highlights
--------------------------------------------------------------------------------

The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below reflects the historical information for the Great Plains Tax-Free Bond Fund.

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                        NEBRASKA TAX-FREE FUND
                                                                         INSTITUTIONAL CLASS
                                                            --------------------------------------------
                                                                August 31,    August 31,     August 31,
For the period ended:                                              2000          1999           1998
                                                            --------------------------------------------
Net asset value beginning of period                                 $9.76        $10.13        $10.00

Income from investment operations:
   Net investment income (loss)                                      0.42          0.42          0.39
   Net realized and unrealized gain (loss) on
     investments                                                     0.09         (0.36)         0.13
Total from investment operations                                     0.51          0.06          0.52

Less distributions:
   Dividends from net investment income                             (0.42)        (0.42)        (0.39)
   Distributions from net realized gain                              0.00         (0.01)        (0.00)

Total from distributions                                            (0.42)        (0.43)        (0.39)

Net asset value, end of period                                      $9.85         $9.76        $10.13

Total return/3/                                                      5.43%         0.54%         5.29%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $63,305       $68,443       $67,372

Ratios to average net assets (before voluntary
     waivers):
   Ratio of expenses to average net assets                           0.88%         0.84%         0.87%
   Ratio of net investment income (loss) to
     average net assets                                              4.38%         4.16%         4.22%

Portfolio turnover                                                     30%            7%            8%

Ratio of expenses to average net assets (after
     voluntary waivers):
   Ratio of expenses to average net assets                           0.88%         0.83%         0.87%

/1/ For the period from September 29, 1997 (date of initial public investment). /2/ Distribution less than $0.01 per share.
/3/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/4/  Annualized.

56    Tax-Free Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Manager:   Stephen Galiani

--------------------------------------------------------------------------------

Investment Objective

The Oregon Tax-Free Fund seeks a high level of current income exempt from federal income tax and Oregon personal income tax.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a portfolio of investment grade municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 . at least 80% of net assets in municipal securities that pay interest exempt from federal income tax;

 . at least 65% of total assets in municipal securities that pay interest exempt from Oregon personal income tax;

 . up to 20% of net assets in securities with income subject to federal personal income taxes, including the federal AMT; and

 . in municipal securities rated in the four highest credit categories by NRROs,and in unrated securities deemed by the Advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and Oregon personal income tax.

58  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the fund's investments. Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and personal income taxes, are particularly sensitive to economic recessions. In addition, we may invest 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Over the years, a variety of voter initiative and legislative referral measures on the Oregon general election ballot have been adopted which have had major impacts on state and local government finances. Several proposals which could have major impacts are pending on the November 2000 ballot, and similar measures are expected to be proposed in the future. Oregon's initiative process is discussed further in the Statement of Additional Information.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 62; and the specific risks listed here. They are all important to your investment choice.

                                                   Tax-Free Funds Prospectus  59

Oregon Tax-Free Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information subsequent to September 30, 1995 which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    INSTITUTIONAL CLASS SHARES--
                                                    COMMENCED ON AUGUST 1, 1995
                                                    -----------------------------------------
                                                           June 30,             June 30,
For the period ended:                                        2000                 1999
                                                    -----------------------------------------
Net asset value, beginning of period                         $16.10               $16.82

Income from investment operations:
  Net investment income (loss)                                 0.79                 0.76
  Net realized and unrealized gain (loss)
     on investments                                           (0.86)               (0.47)

Total from investment operations                              (0.07)                0.29

Less distributions:
  Dividends from net investment income                        (0.79)               (0.76)
  Distributions from net realized gains                       (0.02)               (0.25)

Total from distributions                                      (0.81)               (1.01)

Net asset value, end of period                               $15.22               $16.10

Total return (not annualized)/1/                              (0.32%)               1.62%

Ratios/supplemental data:
  Net assets, end of period (000s)                           $4,120               $5,903

Ratios to average net assets (annualized):

  Ratio of expenses to average net assets                      0.61%                0.62%
  Ratio of net investment income (loss) to
     average net assets                                        5.14%                4.49%

Portfolio turnover                                               51%                  54%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                                     1.02%                1.32%

/1/ Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
/2/  The Fund changed its fiscal year-end from March 31 to June 30.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursement.

60    Tax-Free Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        June 30,          March 31,          March 31,           Sept. 30,
         19982              1998               1993                1996
--------------------------------------------------------------------------------
        $16.81              $16.28              $16.42              $16.38


          0.19                0.79                0.39                0.72

          0.01                0.82               (0.11)               0.04

          0.20                1.61                0.28                0.76


         (0.19)              (0.79)              (0.39)              (0.72)
          0.00               (0.29)              (0.03)               0.00

         (0.19)              (1.08)              (0.42)              (0.72)

        $16.82              $16.81              $16.28              $16.42

          1.18%              10.08%               1.69%               5.13%


        $7,314              $7,635              $8,175              $8,512


          0.62%               0.43%               0.40%               0.63%

          4.46%               4.72%               4.72%               4.41%

            24%                 82%                 90%                 27%



          1.26%               1.27%               1.24%               0.93%

                                                Tax-Free Funds Prospectus     61

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .   We cannot guarantee that we will meet our investment objectives.

 .   We do not guarantee the performance of a Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .   Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .   Investing in any mutual fund,including those deemed conservative,involves risk,including the possible loss of any money you invest.

 .   An investment in a single Fund,by itself,does not constitute a complete investment plan.

 .   Each Fund may continue to hold debt-instruments that cease to be rated by a
    NRRO or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade securities.

 .   The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .   The Funds may also use certain derivative instruments,such as options or futures contracts.The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

62  Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that as interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                   Tax-Free Funds Prospectus  63

General Investment Risks
--------------------------------------------------------------------------------


Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                      CALIFORNIA
                                                                                       LIMITED                        MINNESOTA
                                                                             ARIZONA    TERM    CALIFORNIA COLORADO INTERMEDIATE
                                                                              TAX-       TAX       TAX-      TAX         TAX
                                                                              FREE      FREE       FREE     FREE        FREE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                             RISK
--------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for            Leverage Risk                   .         .          .        .           .
temporary purposes to meet shareholder
redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that            Interest Rate and               .         .          .        .           .
are adjusted either on a schedule or            Credit Risk
when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                   Interest Rate, Leverage,
Securities bought or sold for delivery          Credit and Experience Risk      .         .          .        .           .
at a later date or bought or sold for a
fixed price at a fixed date.

High Yield Securities
Debt securities of lower quality that
produce  generally higher rates of return.      Interest Rate and
These securities, also known as "junk bonds,"   Credit Risk                                                               .
tend to be more sensitive to economic
conditions, more volatile and less liquid and
are subject to greater risk of default.

Illiquid Securities
A security that cannot be readily sold, or      Liquidity Risk
cannot be readily sold without negatively                                       .         .          .        .           .
affecting its fair price. Limited to 15% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers,  Credit, Counter-Party and
dealers and financial institutions to increase  Leverage Risk                   .         .          .        .           .
return on those securities. Loans may be made
up to Investment Company Act of 1940 limits
(currently one third of total assets including
the value of collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional   Interest Rate, Credit,
interests in pools of consumer loans, such as   Prepayment and                  .         .          .        .           .
mortgage loans, car loans, credit card debt,    Experience Risk
or receivables held in trust.

                                                                                       NATIONAL
                                                                                       LIMITED
                                                                           MINNESOTA    TERM     NATIONAL  NEBRASKA   OREGON
                                                                              TAX        TAX       TAX       TAX       TAX
                                                                              FREE      FREE       FREE     FREE      FREE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                             RISK
-------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for            Leverage Risk                  .           .         .         .         .
temporary purposes to meet shareholder
redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that            Interest Rate and              .           .         .         .         .
are adjusted either on a schedule or            Credit Risk
when an index or benchmark changes.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                   Interest Rate, Leverage,
Securities bought or sold for delivery          Credit and Experience Risk     .           .         .         .         .
at a later date or bought or sold for a
fixed price at a fixed date.

High Yield Securities
Debt securities of lower quality that
produce  generally higher rates of return.      Interest Rate and
These securities, also known as "junk bonds,"   Credit Risk                    .
tend to be more sensitive to economic
conditions, more volatile and less liquid and
are subject to greater risk of default.

Illiquid Securities
A security that cannot be readily sold, or      Liquidity Risk
cannot be readily sold without negatively                                      .           .         .         .         .
affecting its fair price. Limited to 15% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers,  Credit, Counter-Party and
dealers and financial institutions to increase  Leverage Risk                  .           .         .         .         .
return on those securities. Loans may be made
up to Investment Company Act of 1940 limits
(currently one third of total assets including
the value of collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional   Interest Rate, Credit,
interests in pools of consumer loans, such as   Prepayment and                 .           .         .                   .
mortgage loans, car loans, credit card debt,    Experience Risk
or receivables held in trust.

64   Tax-Free Funds Prospectus


-------------------------------------------------------------------------------------------------------------------------------

                                                                               CALIFORNIA
                                                                                       LIMITED                        MINNESOTA
                                                                             ARIZONA    TERM    CALIFORNIA COLORADO INTERMEDIATE
                                                                              TAX-       TAX       TAX-      TAX         TAX
                                                                              FREE      FREE       FREE     FREE        FREE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                             RISK
-------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another
mutual fund. A pro rata portion of the other      Market Risk                     .         .          .        .           .
fund's expenses, in addition to the expenses
paid by the Funds, will be borne by Fund
shareholders.

Private Activity Bonds                            Interest Rate, Credit
Bonds that pay interest subject to the federal    and Experience Risk             .         .          .        .           .
alternative minimum tax. Limited to 20% of net
assets.

Repurchase Agreements
A transaction in which the seller of a security   Credit and Counter-
agrees to buy back a security at an agreed upon   Party Risk                      .         .          .        .           .
time and price, usually with interest.

                                                                                       NATIONAL
                                                                                       LIMITED
                                                                           MINNESOTA    TERM     NATIONAL  NEBRASKA   OREGON
                                                                              TAX        TAX       TAX       TAX       TAX
                                                                              FREE      FREE       FREE     FREE      FREE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                             RISK
-------------------------------------------------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another
mutual fund. A pro rata portion of the other      Market Risk                    .           .         .         .         .
fund's expenses, in addition to the expenses
paid by the Funds, will be borne by Fund
shareholders.

Private Activity Bonds                            Interest Rate, Credit
Bonds that pay interest subject to the federal    and Experience Risk            .           .         .         .         .
alternative minimum tax. Limited to 20% of net
assets.

Repurchase Agreements
A transaction in which the seller of a security   Credit and Counter-
agrees to buy back a security at an agreed upon   Party Risk                     .           .         .         .         .
time and price, usually with interest.

                                                Tax-Free Funds Prospectus     65

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

Wells Fargo Funds Trust ("the Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus, except the Nebraska Tax Free Fund, has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach, Norwest Advantage and Great Plains Funds. The Table on page 73 identifies the Stagecoach, Norwest Advantage, or Great Plains Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                       Supervises the Funds' activities
--------------------------------------------------------------------------------
        INVESTMENT ADVISOR                                    CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                       Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA            6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities     Provides safekeeping for the
                                             Funds' assets
--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                               525 Market Street
                               San Francisco, CA
                   Manages the Funds' investment activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                          TRANSFER                SERVICING
DISTRIBUTOR          ADMINISTRATOR        AGENT                   AGENTS
--------------------------------------------------------------------------------
Stephens Inc.        Wells Fargo Bank,    Boston Financial Data   Various Agents
111 Center St.       N.A.                 Services, Inc.
Little Rock, AR      525 Market St.       Two Heritage Dr.
                     San Francisco, CA    Quincy, MA

Markets the Funds    Manages the          Maintains records       Provide
and distributes      Funds' business      of shares and           services to
Fund shares          activities           supervises the          customers
                                          payment of dividends
--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

66   Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor

Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets.

The Investment Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of June 30, 2000, WCM provided investment advice for assets in excess of $80 billion.

The Administrator

Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to Funds Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

The Transfer Agent

Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                 Tax-Free Funds Prospectus    67

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the NAV of each Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for
     business.NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your customer account agreement for the rules governing your investment.

Minimum Investments:

Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions.

68   Tax-Free Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------


You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record for Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers'purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds.

                                                 Tax-Free Funds Prospectus    69

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .    We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.

70   Tax-Free Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .    You may make exchanges only between like share classes of non-money market funds and the Service Class shares of money market Funds.

Contact your account representative for further details.

                                                 Tax-Free Funds Prospectus    71

Other Information
--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

The Funds in this Prospectus pay any dividends monthly and make any capital gains distributions at least annually.

Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

This discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Federal and certain state income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of a Fund attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally won't be subject to California individual income tax on distributions from the California Limited Term Tax-Free Fund or the California Tax-Free Fund to the extent such distributions are attributable to the Fund's California state and municipal tax-exempt and certain other securities, although a portion of such distributions could be subject to California AMT. Distributions of a Fund's income from other sources and net short-term capital gain will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distribution in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return for part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares generally will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by a Fund.

72  Tax-Free Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds, except the Nebraska Tax Free Fund, described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The Nebraska Tax-Free Fund was created as part of the reorganization of the Great Plains Family of Funds, advised by First Commerce Investors, Inc., into Funds of the Trust. The reorganizations followed the merger of the advisors' parent companies.

Each Fund is an accounting survivor of a former Stagecoach Funds, Inc., Norwest Advantage Funds, or Great Plains fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

  Wells Fargo Funds Trust                Predecessor Fund

  Arizona Tax-Free                       Stagecoach Arizona Tax-Free

  California Limited Term Tax-Free       Stagecoach California Tax-Free Income

  California Tax-Free                    Stagecoach California Tax-Free Bond

  Colorado Tax-Free                      Norwest Advantage Colorado Tax-Free

  Minnesota Intermediate Tax-Free        Norwest Advantage Minnesota
                                         Intermediate Tax-Free

  Minnesota Tax-Free                     Norwest Advantage Minnesota Tax-Free

  National Limited Term Tax-Free         Norwest Advantage Limited Term Tax-Free

  National Tax-Free                      Norwest Advantage Tax-Free Income

  Nebraska Tax-Free                      Great Plains Tax-Free Bond

  Oregon Tax-Free                        Stagecoach Oregon Tax-Free

                                                   Tax-Free Funds Prospectus  73

Portfolio Managers
--------------------------------------------------------------------------------

Arthur C. Evans

Arizona Tax-Free Fund since 2000
Colorado Tax-Free Fund since 2000
National Limited Term Tax-Free Fund since 2000
Mr. Evans joined WCM in 2000 managing public fixed-income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed-Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned a master's degree in business administration from the Fuqua School of Business, Duke University in 1990. He also received a BA in business administration--finance from the University of Texas at Austin in 1986.

Stephen Galiani

Arizona Tax-Free Fund and its predecessor since 1997
California Tax-Free Fund and its predecessor since 1999
Colorado  Tax-Free Fund since 2000
National Tax-Free Fund since 2000
Nebraska Tax-Free Fund since 2000
Oregon Tax-Free Fund and its predecessor since 1997
Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipals with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed-Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani received a BA in English from Manhattan College and an MBA from Boston University.

Patricia D. Hovanetz, CFA

Minnesota Intermediate Tax-Free Fund and its predecessor since 1997
Minnesota Tax-Free Fund and its predecessor since 1991
National Limited Term Tax-Free Fund and its predecessor since 1999
Ms. Hovanetz joined WCM in 1998 as a Principal with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of Director of Tax-Exempt Fixed-Income at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. Hovanetz has over 30 years experience in the municipal bond industry and manages over $300 million in municipal bond assets for the Wells Fargo Funds. She also manages other national tax-exempt assets for institutional accounts and has been a portfolio manager at NIM since 1988. Ms. Hovanetz attended St. Cloud State College and the University of Minnesota.

Mary Jo Sebrell

Nebraska Tax-Free Fund since 2000
Ms. Sebrell joined WCM in 1982 and manages public fixed-income and municipal bond mutual funds and individual municipal bond portfolios on the Tax-Exempt Fixed-Income Team. Prior to joining the firm, she held investment management-related positions at John Nuveen & Co., Crocker National Bank and Sutro & Co. She has over 25 years of investment management experience. Ms. Sebrell received a BA in Elementary Education from Washburn University, Topeka, Kansas in 1966. She is a member of the National Federation of Municipal Analysts and has served as secretary, treasurer and program chairperson of the California Society of Municipal Analysts.

Mary Gail Walton, CFA

California  Limited Term Tax-Free Fund since 2000
Ms. Walton has been a municipal bond portfolio manager with Wells Fargo Bank, N.A. and Wells Capital Management Incorporated for the past nine years, and currently manages over $3 billion in various tax-exempt portfolios. She is a Chartered Financial Analyst, and received her BA in economics in 1983 from the University of Washington.

74  Tax-Free Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. for a more complete understanding of these terms you should consult your financial advisor.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade

Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities

Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to follow such investment policies.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                                                   Tax-Free Funds Prospectus  75

Glossary
-------------------------------------------------------------------------------

FNMA

FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

GNMA

GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution

An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's

A nationally recognized ratings organization.

Municipal securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Rating Organization ("NRRO")

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

76    Tax-Free Funds Prospectus

--------------------------------------------------------------------------------

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

                                                 Tax-Free Funds Prospectus    77

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YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

provides certain financial and other important information including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 1, option 5

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

Funds listed in this prospectus are only available in the states where they are registered.

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Wells Fargo Portfolio Advisor - 1-800-689-7882

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated November 1, 2000

                             ARIZONA TAX-FREE FUND
                     CALIFORNIA LIMITED TERM TAX-FREE FUND
                           CALIFORNIA TAX-FREE FUND
                            COLORADO TAX-FREE FUND
                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                            MINNESOTA TAX-FREE FUND
                      NATIONAL LIMITED TERM TAX-FREE FUND
                            NATIONAL TAX-FREE FUND
                            NEBRASKA TAX-FREE FUND
                             OREGON TAX-FREE FUND

               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about ten funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Arizona Tax-Free Fund, California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, Nebraska Tax-Free Fund and Oregon Tax-Free Fund. Each Fund, except the National Tax-Free and National Limited Term Tax-Free Funds, is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Arizona Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund offer Class A, Class B and Institutional Class shares. The California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Income Fund offers Class A and Institutional Class shares only. The National Limited Term Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Nebraska Tax-Free Fund offer Institutional Class shares only. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated November 1, 2000. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectus. Copies of the Prospectuses may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Historical Fund Information.............................................       1

Investment Policies.....................................................       3

Additional Permitted Investment Activities and Associated Risks.........       4

Special Considerations Affecting Arizona Municipal Obligations..........      21

Special Considerations Affecting California Municipal Obligations.......      22

Special Considerations Affecting Colorado Municipal Obligations.........      26

Special Considerations Affecting Minnesota Municipal Obligations........      28

Special Considerations Affecting Nebraska Municipal Obligations.........      30

Special Considerations Affecting Oregon Municipal Obligations...........      31

Management..............................................................      38

Performance Calculations................................................      52

Determination of Net Asset Value........................................      59

Additional Purchase and Redemption Information..........................      60

Portfolio Transactions..................................................      61

Fund Expenses...........................................................      63

Income Taxes............................................................      63

Capital Stock...........................................................      71

Other...................................................................      78

Counsel.................................................................      79

Independent Auditors....................................................      79

Financial Information...................................................      79

Appendix................................................................     A-1

                          HISTORICAL FUND INFORMATION

     The Funds in this SAI, except for the Nebraska Tax-Free Fund, were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to each Fund, except for the Nebraska Tax-Free Fund. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     On May 9, 2000, the Board of Trustees of Great Plains Funds ("Great Plains") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of Great Plains' Tax-Free Bond Fund to the Trust's Nebraska Tax-Free Fund. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000.

     The chart below indicates the predecessor Stagecoach, Norwest and Great Plains Funds that are the accounting survivors of the Wells Fargo Funds.

     --------------------------------------------------------------------------------
           Wells Fargo Funds                        Predecessor Fund
     --------------------------------------------------------------------------------
     Arizona Tax-Free                   Stagecoach Arizona Tax-Free
     --------------------------------------------------------------------------------
     California Limited Term Tax-Free   Stagecoach California Tax-Free Income
     --------------------------------------------------------------------------------
     California Tax-Free                Stagecoach California Tax-Free Bond
     --------------------------------------------------------------------------------
     Colorado Tax-Free                  Norwest Colorado Tax-Free
     --------------------------------------------------------------------------------
     Minnesota Intermediate Tax-Free    Norwest Minnesota Intermediate Tax-Free
     --------------------------------------------------------------------------------
     Minnesota Tax-Free                 Norwest Minnesota Tax-Free
     --------------------------------------------------------------------------------
     National Limited Term Tax-Free     Norwest Limited Term Tax-Free
     --------------------------------------------------------------------------------
     National Tax-Free                  Norwest Tax-Free Income
     --------------------------------------------------------------------------------
     Nebraska Tax-Free                  Great Plains Tax-Free Bond
     --------------------------------------------------------------------------------
     Oregon Tax-Free                    Stagecoach Oregon Tax-Free
     --------------------------------------------------------------------------------

     The Arizona Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach Arizona Tax-Free Fund. The predecessor Arizona Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Arizona Intermediate Tax-Exempt Fund on March 2, 1992. On October 1, 1995, the Fund was reorganized as the Pacifica Arizona Tax-Exempt Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Arizona Tax-Exempt Fund was reorganized as the Stagecoach Arizona Tax-Free Fund.

     The California Tax-Free and California Limited Term Tax-Free Funds (sometimes referred to as the "California Funds") commenced operations on November 8, 1999, as successor to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Income Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the Stagecoach California Tax-Free Bond Fund.

     The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.

     The Minnesota Intermediate Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Intermediate Tax-Free Fund. The predecessor Norwest Fund commenced operations on September 30, 1976.

     The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988.

     The National Limited Term Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Limited Term Tax-Free Fund. The predecessor Norwest Fund commenced operations on October 1, 1996.

     The National Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach National Tax-Free Fund and the Norwest Tax-Free Income Fund. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Tax-Free Income Fund. The predecessor Norwest Tax-Free Income Fund commenced operations on August 1, 1989.

     The Nebraska Tax-Free Fund commenced operations on September 11, 2000, as successor to the Great Plains Tax-Free Bond Fund. The predecessor Great Plains Fund commenced operations on September 29, 1997 as the public successor to a common trust fund.

     The Oregon Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach Oregon Tax-Free Fund. The predecessor Oregon Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Oregon Tax-Exempt Fund on June 1, 1988. On October 1, 1995, the Fund was reorganized as the Pacifica Oregon Tax-Exempt Fund, an investment portfolio of Pacifica. On September 6, 1996, the Pacifica Oregon Tax-Exempt Fund was reorganized as the Stagecoach Oregon Tax-Free Fund.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies,
(ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under Section 12(d)(1)(A) and (B) of the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds

(with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the Advisor will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

     Diversification
     ---------------

     Each Fund is non-diversified, except for the National Tax-Free Fund and National Limited Term Tax-Free Fund, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, a Fund may not:
(a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) a Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Fund's will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Currency Transactions
     -----------------------------

   Funds that make foreign investments may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund will not enter into forward contracts for speculative purposes. A Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The Funds have no present intention to enter into currency futures or options contracts, but may do so in the future. A Fund might take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

     Foreign Government Securities
     -----------------------------

     Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Advisor believes that the securities do not present risks inconsistent with the Fund's investment objective.

     Foreign Obligations
     -------------------

   The Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

  Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Foreign Currency Transactions. The Funds may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Geographic Concentration
     ------------------------

     The Funds, except for the National Limited Term Tax-Free and the National Tax Free Funds, invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations.
Payments of principal of and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

     High Yield/Junk Bonds
     ---------------------

     The Minnesota Tax-Free and Minnesota Intermediate Tax-Free Funds may invest in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

   Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor (as defined below).

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes
     ---------------

     The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes.
Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Municipal Securities
     --------------------

     Stand-by Commitments. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining net asset value. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

     Other Investment Companies
     --------------------------

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements may be viewed as a form of borrowing by a Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of a Fund's net asset value per share.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

    Swaps, Caps, Floors and Collars
    -------------------------------

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

   Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                            SPECIAL CONSIDERATIONS
                    AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     Under its Constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of the State are authorized under specified circumstances to issue bonds secured by revenues. The State enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     The State is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In recent years, the State's fiscal situation has improved, even while tax reduction measures have been enacted each year since 1992. In 1992, voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes.

     For several decades, the population has grown at a substantially higher rate than the population of the United States. The State's population is nearly 5 million and, due to continued employment expansion, is expected to record above-average growth rates, with 150,000 new residents being added each year. After population growth of 3% in 1999, growth of 2.7% is forecast for 2000 and 2.6% for 2001.

     The State's diversified economic base is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, at one time a major sector, plays a much smaller role in the economy.

     The economy of the State is growing.  At midyear 2000, Arizona was the
leading state for job creation.   It is projected that wage and salary
employment will grow by 3.5% in 2000 and 3.1% in 2001. Different parts of the State have different growth rates and structures. The Phoenix metropolitan area continues as the perennial second-fastest large metro economy, ranking number 8 among all 290 labor markets as of May 2000. At midyear 2000, metro Tucson led the nation as the fastest growing metropolitan area. The balance of the State also grew but at more moderate levels. In July 2000, year-over-year job growth was 4.5% in Arizona, 5.9% in Tucson and 4.1% in Phoenix.

     Personal income, after growing by 7.1% in 1999, is expected to grow by 6.7% in 2000 and 6.2% in 2001.

     Overall, General Fund revenues are expected to continue to grow. The state government closed FY 2000 with $22.8 million more than anticipated. These funds carry forward and are available for use in FY 2001. It is projected that the growth rate of 2001 revenues will be 7.2%.

     The Governor's budget proposals in 2000 sought to limit overall spending, continue the growth of the State's "rainy day" funds, and propose tax reductions for the ninth consecutive years.

     State policy makers have been very successful in recent years in depositing monies into various accounts that have been established for a "rainy day."
These monies are reserved for a true budget emergency precipitated by an economic downturn. By the end of FY 2001, the rainy day fund is expected to reach $425 million, or 7.08% of the General Fund revenues.


                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  After experiencing strong
     ----------------------------------------------
growth through much of the 1980s, from mid-1990 to late 1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. California's economy has been recovering and growing steadily stronger since the start of 1997. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, compared to 10.1% in January 1994. The unsettled financial situation occurring in certain Asian economies, and its spillover effect elsewhere, may adversely affect the state's export-related industries and, therefore, the state's rate of economic growth.

     In years past, because of the state's budget problems, the state's General Obligation bonds were downgraded. In 1996, however, citing California's improving economy and budget situation, Fitch and Standard & Poor's raised their ratings for General Obligation bonds from A to A+. In October 1997, Fitch raised its rating from A+ to AA-, referring to the state's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the state's credit condition, including the rebuilding of cash and budget reserves. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the municipal obligations in which the Funds invest.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and over 900 Special Funds, including bond, trust and pension funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes. In the 2000 Budget Act, signed on June 30, 2000, the Department of Finance projects the SFEU will have a balance of about $1.781 billion at June 30, 2001.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 2000, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. The 2000 Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and includes expenditures of $15.6 billion from the SFEU and $5.0 billion from bond funds.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations.

     California is subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers.
Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     On November 8, 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring vote approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     Chapter 322, Statutes of 1998 established a vehicle license fee offset program. Pursuant to this chapter, Vehicle License Fees (a personal property tax on the value of automobiles, the "VLF") were reduced by 25 percent beginning January 1, 1999. Chapter 322 also set out a series of "trigger" levels, so that the percentage fee reduction could be increased in annual stages up to a maximum of 67.5 percent in 2003 depending on whether future General Fund revenues reach the target levels. As a result of strong revenue growth, an additional 10 percent reduction for calendar year 2000 was included in the 1999 Budget Act, and the 2000 Budget Act accelerated the full 67.5 percent reduction to January 1, 2001, two years ahead of schedule. (The savings for calendar years 2001 and 2002 will be in the form of tax rebates.) For 2000-01 and 2001-02, the offset program and rebates are expected to reduce revenues by $2.599 billion and $3.580 billion, respectively. This loss of local revenue is replaced by the state's General Fund.

     VLF, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. A continuous appropriation from the General Fund replaces the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully offset the then-applicable VLF reduction, the percentage offset will be reduced to assure that local governments are not disadvantaged.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     In 1998, California signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion over a period of 25 years. Beyond 2025, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of the moneys will be paid to the State and half to local governments (all counties and cities of San Diego, Los Angeles, San Francisco and San Jose). The 2000 Budget Act includes the receipt of $388 million of settlement money to the General Fund in fiscal year 2000-01.

     The specific amount to be received by the state and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette sales and certain types of federal legislation. Settlement payments can increase due to inflation or increases in cigarette sales. The "first annual" payment, receive in April 2000, was 12 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the companies goes into bankruptcy, the state could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The state may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. The settlement itself is the subject of lawsuits challenging the settlement and seeking damages.

                       SPECIAL CONSIDERATIONS AFFECTING
                        COLORADO MUNICIPAL OBLIGATIONS

     Among the most significant sectors of the State's economy are services, communications, transportation, tourism and manufacturing of durable and non-durable goods and tourism. During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     From 1990 through 1999, there was steady improvement in the Colorado economy: per-capita income increased approximately 60.1% (5.6% in 1999) and retail trade sales revenues increased approximately 90.1% (8.7% in 1999). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1999 the State's unemployment rate was 2.9%).

     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

     The Colorado economy became increasingly diversified during the 1990s, moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism and manufacturing. Small businesses predominate among Colorado businesses. Certain obligations of Colorado State and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

     The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and income taxes, which accounted for approximately 31.0% and 63.8%, respectively, of total General Fund net collections during fiscal year 1998 and approximately 33.9% and 61.9%, respectively, of total net General Fund net collections during fiscal year 1999. The ending General Fund balance for fiscal year 1998 was approximately $718.0 million and for fiscal year 1999 was approximately $345.7 million.

     The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on

September 26, 2000, was given the highest rating available for short-term obligations by Standard & Poors (SP-1+), Fitch (F-1+), and Duff & Phelps Credit Rating Company (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

     On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "TABOR Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The TABOR Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

     Among other provisions, the TABOR Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. The TABOR Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. District revenues in excess of the limits prescribed by the TABOR Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. During 1998 and 1999, the State refunded revenues in excess of the applicable limits totaling over $6 million and $540 million, respectively, to certain taxpayers in the State in accordance with the TABOR Amendment. The TABOR Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

     This description is not intended to constitute a complete description of all of the provisions of the TABOR Amendment. Furthermore, many provisions of the TABOR Amendment and their application are unclear. Several statutes have been enacted since the passage of the TABOR Amendment attempting to clarify the application of the TABOR Amendment with respect to certain governmental entities and activities, and numerous court decisions have been rendered interpreting certain of the TABOR Amendment's provisions, including a recent State Supreme Court decision holding that certain proposed transportation revenue anticipation notes would be subject to the TABOR Amendment's requirements for prior voter approval. However, many provisions of the TABOR Amendment may require further legislative or judicial clarification. The future impact of the TABOR Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.

     The financial operations and obligations of the State and local governments in Colorado may also be affected directly or indirectly by future changes in law. Two ballot initiatives included on the ballot for the November 7, 2000 general election, if passed, could potentially have a material adverse effect on development in the State and the State economy. The first such ballot initiative, known as Amendment 21 ("Amendment 21"), would amend the State constitution to require annual tax cuts that would affect a variety of State and local government taxes and would not be limited as to total amount over time. The other initiative, known as Amendment 24 ("Amendment 24"), would amend the State constitution to impose a wide variety of new restrictions on development in the State, including requiring voter approval of development that is not subject to certain exceptions. Both Amendment 21 and Amendment 24 are vague in many respects, and if passed would be subject to interpretation and possible litigation to clarify their meaning and application.


                            SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact which would render such information inaccurate.

     Constitutional State Revenue Limitations.  Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds.  There are no constitutional
     ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State.  Minnesota resident population grew from
     ------------------------------
4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of
 .7 percent compared to the national average at an annual compound rate of .9 percent during this period. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of .8 percent through 2010.

     Structure of the State's Economy.  Diversity and a significant natural
     --------------------------------
resource base are two important characteristics of the State's economy.

     At an aggregate level of detail, the structure of the State's economy parallels the structure of the United States economy as a whole. For 1999, State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 30.3 percent of the State's durable goods employment was concentrated in 1999, as compared to
19.4 percent for the United States as a whole.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1999, 29.5 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 16.6 percent in paper and allied industries. This compares to 22.7 percent and 8.9 percent, respectively, for comparable sectors in the national economy. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1999. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State.  In the period 1980 to 1990, overall
     ------------------------------
employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-1999 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s and which were more sever in Minnesota than nationwide. Between 1990 and 1999, Minnesota's non-farm employment grew 22.5 percent compared with 15.0 percent nationwide.

     Performance of the State's Economy.  Since 1980, State per capita personal
     ----------------------------------
income has been within five percentage points of national per capita personal income. The State's per capita income has generally remained above the national average. In 1998, Minnesota per capita personal income was 102.8 percent of the national average.

     During 1998 and 1999, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 2.8 percent in 1999, as compared to the national average of 4.2 percent.

     Local Obligations.  The State of Minnesota has no obligation to pay any
     -----------------
bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


                            SPECIAL CONSIDERATIONS
                   AFFECTING NEBRASKA MUNICIPAL OBLIGATIONS

     The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska's Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will effect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

     Governmental Units and Finances
     -------------------------------

     Nebraska has 93 counties, 535 incorporated municipalities and over 1,500 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue short falls which lead to reductions in State aid to the entities. Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State's full faith and credit.

     Throughout the early and mid 1990s, State and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in State and local expenditures. The ending balance in the State's general fund for fiscal year ending 1999 was $292,993,012 and the ending balance of the general fund for fiscal year ending 2000 is $315,589,812. These ending balances do not include amounts held in the State's Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State's economy, property tax values, and the financial condition of each municipality or public authority issuing municipal securities.

     Generally, the municipal securities issued by the State's various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contained unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund's success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

     Economic Conditions
     -------------------

     During the mid and late 1990s, Nebraska's economy experienced consistent growth. State employment steadily increased from 880,246 in 1994 to an estimated 911,100 in 1999 with almost uniform increases in all non-farm industries. Nebraska's unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 1999, Nebraska's unemployment rate ranged from 2.6% to 2.9%. Nebraska's per capital income, while below the national average, grew from $21,168 in 1994 to $25,861 in 1998. Nebraska also experienced positive net migration and population growth in the mid and late 1990s, reversing net out migration from 1974 to 1990. Based upon Census information, Nebraska's population increased from 1,621,551 in 1994 to 1,666,028 in 1999.

     Historically, national economic downturns have had less economic impact on Nebraska than other states, while at the same time, Nebraska's economy traditionally has not grown as fast as others in periods of national economic
expansion.   During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska's gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely effected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State's gross state product over the last decade may effect the Nebraska economy's response to national economic cycles.

     Nebraska's economic trends of the 1990s appear to be continuing into the year 2000. Preliminary numbers for August 2000 indicate that Nebraska's labor force totaled 945,252 with an unemployment rate of 2.7%. Non-farm payroll jobs decreased slightly by 0.6% for the one year period then ending. Manufacturing
jobs also decreased slightly 0.8% over the same period.   These numbers and
current economic forecasts indicate that the Nebraska economy will continue to grow in the near future, but growth rates will slow due in large part to the State's tight labor market.

     As discussed above, most municipal securities owned by the fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State's economy and factors that effect that State's economy on most of the municipal securities is uncertain. For example, a factor that may materially effect the State's economy may or may not also effect an individual municipality's financial condition or the municipality's ability to meet its obligations pursuant to the respective municipal securities.

                             SPECIAL CONSIDERATIONS
                     AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues.  As of June 1, 2000, $2.39 billion (rounded) in
     ------------------------
general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $155.6 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.23 billion (rounded) of revenue supported general obligation bonds. The State's revenue supported general obligation bonds include $1.41 billion (rounded) of State veteran's bonds outstanding as of March 31, 2000, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund, or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. Since 1983, State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.

     Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the Office of Economic Analysis (referred to herein as "OEA") of the Oregon Department of Administrative Services. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site, www.oea.das.state.or.us, when publicly released. The following is a summary of certain portions of the materials contained in the Oregon Economic and Revenue Forecast released in September 2000. The full text of the September 2000 Oregon Economic and Revenue Forecast is available at the website identified above, or by writing to the Office of Economic Analysis, Oregon Department of Administrative Services, 155 Cottage Street, NE, Salem, Oregon 97310. The information on the above referenced web site relating to the Oregon Economic and Revenue Forecast is believed to be reliable, but neither the Trust nor any of its advisors take any responsibility for the accuracy thereof, and the Trust and its advisors disclaim any responsibility to maintain or update any information contained therein.

     Economic Forecast.  Rising interest rates, along with slower population
     -----------------
growth, are starting to have an impact on Oregon's economy. Nevertheless, the underlying strength of incomes and consumer confidence should keep the economy out of recession.

     Employment growth in the second quarter of 2000 came in at a negative 0.6 percent annual rate. In terms of year-to-year job growth, Oregon jobs increased 30,200, or 1.9 percent, between May 1999 and May 2000. This places Oregon at 28/th/ in the nation, up from 43/rd/ a year ago. California and Nevada are ranked 7/th/ and 3/rd/, respectively. Idaho's job growth placed the state at the 4/th/ fastest for the same period, while Washington's job growth has picked up to 2.4 percent, ranking it 18/th/ among the 50 states. Overall, Oregon's employment growth is projected to be 1.8 percent in 2000 and 1.7 percent in 2001.

     A number of factors appear to be impacting the economy. The Asian financial crisis that impacted manufacturing has worked its way into the nonmanufacturing sectors. A very mild winter affected seasonal adjustment figures. In addition, interest rate hikes by the Federal Reserve are finally slowing business and consumer spending.

     Extended Outlook.  The Oregon economy grew slower than the U.S. economy in
     ----------------
1998 and 1999, the first time since 1985. OEA forecasts the Oregon economy will again grow slower than the U.S. economy in 2000. However, between 2001 and 2007, the U.S. economy is expected to slow more than the Oregon economy. Annual job growth for Oregon is expected to be below 2.0 percent until 2003.

     Risk Factors.  World market growth appears to be underway, with some
     ------------
question remaining for the Japanese economy. The major risks now facing the Oregon economy are (1) a sharp and major stock market correction, which would slow the main driving force in the economic expansion - consumer spending; (2) further increases in inflation, in that the inflationary environment may cause the Federal Reserve to tighten interest rates to the point of recession; and (3) state initiative measures, in that the passage of various state initiatives could impact the state's economy. See The Referendum and Initiative Process for
                                       -------------------------------------
a detailed discussion of some of these measures.

     Demographic Forecast.  The State's population is forecasted to increase
     --------------------
from 3.301 million in 1999 to 3.606 million in 2007, a 9.2 percent increase. During the same period, the fastest growth is expected to occur in the 45-64 and 18-24 age groups, the result of baby-boomers and their children entering these age groups. The 25-44 year age group is expected to decline, and the 5-17 age group is expected to increase slightly. The elderly population as a whole is expected to increase by 8.7 percent. The number of young elderly in the 65-74 age group has been declining. This trend is forecasted to reverse only after the year 2002. On the other hand, the number of oldest elderly (85 and older) has been growing very rapidly. This group is forecasted to continue to grow at a very high rate, increasing 33.8 percent between 1999 and 2007.

Revenue Forecast
----------------

     1999-2001 Biennium. The September 2000 forecast of general fund revenue is $10,229.0 million for the 1999-2001 biennium. This is an increase of $79.5 million above the June 2000 forecast, and now exceeds the May 15, 1999 forecast (the Close of Session or "COS" forecast) by $317.7 million. OEA projects an ending balance of $431.1 million for the 1999-2001 biennium. The rise in forecasted revenues stems largely from an increase to the personal income tax forecast. Overall, personal income tax revenues for the biennium are expected to be $52.4 million greater than previously forecasted.

     The forecast of corporate income tax revenues increased just over $3.0 million above the June 2000 forecast for 1999-2001, and now exceeds the COS level by $34.5 million.

     The 2-percent-surplus kicker calculations for personal and corporate income taxes apply to the biennium only, rather than to individual fiscal years. Both corporate and all non-corporate general fund revenues are now expected to exceed the 1999-2001 COS forecast by more than 2.0 percent. The forecast of all non-corporate general fund revenues exceeds the COS by 2.9 percent, or $283.3 million, over the biennium. This means that a surplus personal kicker refund is projected to be paid out in late 2001 on tax year 2000 personal income tax liability. The forecast of corporate income tax revenue for 1999-2001 is now
4.3 percent, or $34.5 million, above the COS forecast. As a result, a surplus corporate kicker credit is forecasted for the 2001 tax year.

     General Fund Revenue Growth.  Actual collections for 1999-2001 are
     ---------------------------
forecasted to be 22.9 percent above the 1997-99 biennium. However, when adjusted for federal pension and kicker refunds, collections increase by just
13.4 percent.

     As noted in the June 2000 forecast, a reverse effect is shown in 2001-03. Actual collections are expected to grow just 7.5 percent. This reverse effect results from projected personal and corporate kickers and large federal pension refunds that will reduce collections for the biennium. Adjusting for these refunds shows that growth associated with economic conditions is expected to be just 9.8 percent.

     Extended Revenue Outlook.  The forecast of general fund revenues for 2003-
     ------------------------
05 totals $12,765.8 million, which is 16.1 percent above the previous biennium. Personal income tax revenue is projected to total $11,056.7 million, while corporate tax revenue is expected to account for $1,114.4 million. Other general fund revenues are expected to be $594.7 million for the biennium.

     OEA projects general fund revenues totaling $14,351.3 million for the 2005-07 biennium. Personal income tax revenues are expected to account for $12,541.3 million, while the forecast of corporate tax revenues is $1,209.2 million.
Other general fund revenues are expected to increase only slightly to $600.8 million.

     Recent Developments Affecting Government Revenues Not Discussed in the
     ----------------------------------------------------------------------
Economic and Revenue Forecast.
-----------------------------

     Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposed an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions, but generally provides that not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990, local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements. See, however, The
                                                                   ---
Referendum and Initiative Process for a description of possible impacts on such
---------------------------------
fees and taxes if certain of the measures on the November 2000 are passed.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the 1990s somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts has caused the State to continue to provide significant revenue relief to these governmental units.

     Ballot Measure 50. At a special election in 1997, Oregon voters approved a constitutional amendment ("Measure 50"), which imposed additional ad valorem property tax limitations. Measure 50 limited the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 continues the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State has been to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. The impacts of Measure 50 continue to influence the legislative debates concerning the level at which the State will provide funding for public schools in Oregon.

     The Referendum and Initiative Process.  The Oregon Constitution reserves to
     -------------------------------------
the people of the State initiative and referendum powers pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     In the 1999 Legislative session, the State Legislative Assembly voted to refer 21 measures to the electorate in 1999 special elections, or the 2000 primary or general elections, and additional measures have been added by voter initiative. The measures remaining to be voted on range from dedicating the use of tobacco settlement money by the Legislature, to increasing the amount of federal taxes that Oregon taxpayers can deduct from their State income tax liability, to prohibiting the imposition or increase of a tax, fee or charge unless approved by voters (with certain exceptions). Certain of these measures are discussed below. It is difficult to predict the likelihood that any of the referendum or initiative measures will be approved by the voters.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for an initiative measure. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. As a practical matter, proponents of an initiative have approximately two years in which to gather the necessary number of signatures. State law permits persons circulating initiative petitions to pay money to persons obtaining signatures for the petition.

     Over the past decade, Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. According to the Elections

Division of the Oregon Secretary of State, the number of initiative petitions that have qualified for the ballot and the number that have passed in the general elections during the 1990s and in 2000 are as follows:

Year of General Election                Initiatives That Qualified              Initiatives That Passed
------------------------                --------------------------              ------------------------
          1990                                      8                                      3
          1992                                      7                                      0
          1994                                     16                                      8
          1996                                     16                                      4
          1998                                     10                                      6
          2000                                     18                              to be determined

     Several of the measures on the November 2000 ballot, if passed, are forecast to have significant impacts on the State's general fund revenues, or the ability of units of local government to raise the revenues needed for their operations and to issue bonds for their capital needs. Because OEA publishes a forecast based upon current law, or these measures are forecast to primarily affect local government, these impacts were not incorporated into the September 2000 Oregon Economic and Revenue Forecast. The December 2000 forecast will reflect any revenue impacts that result from the outcome of the 2000 general election. A complete copy of the December 2000 forecast will be available on the web at www.oea.das.state.or.us.

     Two ballot measures on the November 2000 ballot would change the amount of federal income taxes paid that may be deducted on Oregon income tax returns. Ballot Measure 88 would raise the maximum deduction allowed from $3,000 to $5,000. Ballot Measure 91 would remove the limit in its entirety, making federal income taxes paid fully deductible on Oregon income tax returns. Though there will be no forecast of the revenue impact for Ballot Measure 91 unless it passes, estimates of revenue impacts for Ballot Measure 91 can be found at the Legislative Revenue Office Internet address: www.leg.state.or.us/comm/lro/home.htm.

     The information on the above referenced web sites relating to the initiative and referendum process is believed to be reliable, but neither the Trust nor any of its advisors take any responsibility for the accuracy thereof, and the Trust and its advisors disclaim any responsibility to maintain or update any information contained therein.

     Although not mentioned in the September 2000 Economic and Revenue Forecast, Ballot Measure 93, also on the November 2000 ballot, could affect State and local government revenues generated by taxes, fees and charges. Subject to certain exceptions, Ballot Measure 93 proposes to prohibit the State, local governments and taxing districts from imposing any new tax, fee or charge, or increasing any existing tax, fee or charge, unless voters approve the imposition or increase of the tax, fee or charge. If passed, Ballot Measure 93 is expected to impact the State and local governments by limiting their ability to impose or increase taxes, fees or charges. The actual impact of Ballot Measure 93 on all units of government in Oregon, if passed, is presently unknown.

     It is difficult to predict with certainty the likelihood of a proposed initiative measure being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government, or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations, will not be proposed, placed on the ballot, or approved by the voters.

     The Oregon Bond Market.  There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown                       Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                 Corporation and Farm Credit System Financial
Sarasota, FL 34231                                         Assistance Corporation since February 1993.
DOB: 08/21/31

Donald H. Burkhardt                    Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209
DOB: 06/04/26

Jack S. Euphrat                        Trustee             Private Investor.
415 Walsh Road
Atherton, CA 94027
DOB: 05/28/22

Thomas S. Goho                         Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                       University, Calloway School of Business and
Winston-Salem, NC 27104                                    Accountancy since 1994.
DOB: 08/07/42

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
Peter G. Gordon                        Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                   Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                             Roxane Water Company since 1977.
San Francisco, CA 94133
DOB: 09/29/42

*W. Rodney Hughes                      Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA 94901
DOB: 09/24/26

*Richard M. Leach                      Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                              financial consulting firm) since 1992.
New London, NH 03257
DOB: 07/16/33

*J. Tucker Morse                       Trustee             Private Investor/Real Estate Developer;
10 Legare Street                                           Chairman of Vault Holdings, LLC.
Charleston, SC 29401
DOB: 08/02/44

Timothy J. Penny                       Trustee             Senior Counselor to the public relations firm
500 North State Street                                     of Himle-Horner since January 1995 and Senior
Waseca, MN 56093                                           Fellow at the Humphrey Institute, Minneapolis,
DOB: 11/19/51                                              Minnesota (a public policy organization) since
                                                           January 1995.

Donald C. Willeke                      Trustee             Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403
DOB: 06/22/40

Michael J. Hogan                       President           Executive Vice President of Wells Fargo Bank,
DOB: 02/04/59                                              N.A. since July 1999.  Senior Vice President
                                                           of Wells Fargo Bank, N.A. from April 1997 to
                                                           May 1999.  Vice President of American Express
                                                           Financial Advisors from May 1996 to April
                                                           1997, and Director of American Express
                                                           Financial Advisors from March 1993 to May 1996.

Karla M. Rabusch                       Treasurer           Senior Vice President of Wells Fargo Bank,
DOB: 04/13/59                                              N.A., since May 2000.  Vice President of Wells
                                                           Fargo Bank, N.A. from December 1997 to May
                                                           2000.  Prior thereto, Director of Managed
                                                           Assets Investment Accounting of American
                                                           Express Financial Advisors from May 1994 to
                                                           November 1997.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
C. David Messman                       Secretary           Vice President and Senior Counsel of Wells
DOB: 06/03/60                                              Fargo Bank, N.A. since January 1996.  Prior
                                                           thereto, Branch Chief, Division of Investment
                                                           Management, U.S. Securities and Exchange
                                                           Commission.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or an other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the period November 8, 1999, closing date of the reorganization of the Stagecoach and Norwest Funds, through June 30, 2000, the end of the fiscal period for the Funds, the Trustees have been paid and/or accrued the following compensation.

                              Compensation Table
                          Period Ended June 30, 2000
                          --------------------------
     Trustee                                            Compensation
     -------                                            ------------

     Robert C. Brown                                       $26,435
     Donald H. Burkhardt                                   $25,717
     Jack S. Euphrat                                       $30,587
     Thomas S. Goho                                        $30,587
     Peter G. Gordon                                       $30,587
     W. Rodney Hughes                                      $30,087
     Richard M. Leach                                      $25,435
     J. Tucker Morse                                       $30,087
     Timothy J. Penny                                      $26,935
     Donald C. Willeke                                     $26,935


     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                Annual Rate
Fund                                                   (as percentage of net assets)
----                                                   -----------------------------
Arizona Tax-Free Fund                                            0.40%
California Limited Term Tax-Free Fund                            0.40%
California Tax-Free Fund                                         0.40%
Colorado Tax-Free Fund                                           0.40%
Minnesota Intermediate Tax-Free Fund                             0.40%
Minnesota Tax-Free Fund                                          0.40%
National Limited Term Tax-Free Fund                              0.40%
National Tax-Free Fund                                           0.40%
Nebraska Tax-Free Fund                                           0.50%
Oregon Tax-Free Fund                                             0.40%

     As discussed in the "Historical Fund Information" section, each Fund, except the Nebraska Tax-Free Fund, was created as part of the reorganization of the Stagecoach and Norwest Funds. The Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo Funds and the Great Plains Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank, NIM or FCI by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     For the periods indicated below, the Funds and their predecessor portfolios paid Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                               Year Ended                           Year Ended
                                                 6/30/00                             6/30/99
                                                 -------                             -------
                                          Fees               Fees               Fees           Fees
Fund                                      Paid              Waived              Paid          Waived
----                                      ----              ------              ----          ------
Arizona Tax-Free                      $   19,294           $ 50,271        $   26,674      $   60,197
California Tax-Free                   $2,176,011           $456,760        $1,473,040      $2,020,699
California Limited Term
 Tax-Free                             $   34,931           $149,091        $   84,334      $  189,929
Oregon Tax-Free                       $   38,909           $125,374        $   63,262      $  144,862

                                                          Three Month
                                                          Period Ended                            Year Ended
                                                            6/30/98                                 3/31/98
                                                            -------                                 -------
Fund                                               Fees                  Fees                Fees             Fees
----                                               Paid                 Waived               Paid            Waived
                                                   ----                 ------               ----            ------
Arizona Tax-Free                                 $  6,959              $ 15,744          $   29,358         $ 69,926
California Tax-Free                              $716,047*             $979,592*         $1,259,094         $      0**
                                                                                              ***
California Limited Term Tax                      $ 23,651              $ 54,709          $  106,906         $241,280
Oregon Tax-Free                                  $ 14,994              $ 34,127          $   57,037         $130,517

____________________
*   These amounts reflect the six-month period ended June 30, 1998.
** These amounts reflect the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolios.

                             FORMER NORWEST FUNDS

     For the periods indicated below, the Funds and their predecessor portfolios paid to Wells Fargo Bank and NIM the following advisory fees and Wells Fargo Bank and NIM waived the indicated amounts:

                                                                                                     One Month
                                                          Year Ended                                Period Ended
                                                            6/30/00                                   6/30/99
                                                            -------                                   -------
Fund                                               Fees                  Fees                Fees             Fees
----                                               Paid                 Waived               Paid            Waived
                                                   ----                 ------               ----            ------
Colorado Tax-Free Fund                           $181,345              $216,521            $ 34,358          $6,063
Minnesota Intermediate                           $527,017              $163,315            $ 45,154          $    0
   Tax-Free Fund
Minnesota Tax-Free Fund                          $117,888              $215,697            $ 28,266          $7,067
National Limited Term                            $133,497              $182,094            $ 33,863          $1,411
   Tax-Free Fund
National Tax-Free Fund                           $986,654              $538,693            $150,419          $   29

                                                          Year Ended                                Year Ended
                                                            5/31/99                                   5/31/98
                                                            -------                                   -------
Fund                                               Fees                  Fees                Fees             Fees
----                                               Paid                 Waived               Paid            Waived
                                                   ----                 ------               ----            ------
Colorado Tax-Free Fund                          $  372,202              $70,194           $  195,005        $137,295
Minnesota Intermediate                          $  540,960              $     0           $  348,564        $      0
   Tax-Free Fund
Minnesota Tax-Free Fund                         $  312,365              $81,990           $  134,553        $163,748
National Limited Term                           $  315,346              $29,395           $  152,654        $ 89,967
   Tax-Free Fund
National Tax-Free Fund                          $1,789,384              $19,399           $1,078,075        $488,601

                           FORMER GREAT PLAINS FUND

     For the periods indicated below, the predecessor portfolio to the Nebraska Tax-Free Fund paid to FCI the following advisory fees, without waivers:


Former Great Plains Fund        Year Ended       Year Ended       Period Ended
------------------------          8/31/00         8/31/99          8/31/98*
                                  -------         -------          -------
                                   Fees             Fees              Fees
                                   Paid             Paid              Paid
                                   ----             ----              ----
Nebraska Tax-Free Fund           $332,541         $340,937         $ 299,741

     * For the eleven-month period from September 29, 1997 (date of initial public investment of the predecessor fund) to August 31, 1998.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management Incorporated ("WCM") to serve as investment sub-advisor to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services to each Fund, except for the Nebraska Tax-Free Fund, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. As compensation for its sub-advisory services to the Nebraska Tax-Free Fund, WCM is entitled to receive a monthly fee equal to an annual rate of 0.20% of the first $400 million of the Fund's average daily net assets, 0.175% of the next $400 million of the Fund's net assets, and 0.15% of net assets over $800 million. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. Wells Fargo Bank may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM, its wholly owned subsidiary.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

     As discussed in the "Historical Fund Information" section, the Funds, except the Nebraska Tax-Free Fund, were created as part of the reorganization of the Stagecoach and Norwest Funds. The Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo and Great Plains Funds.
Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to administrators by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the reorganization of the Stagecoach and Norwest Funds, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

     For the periods indicated below, the Funds listed below and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and, as applicable, co-administration fees:

                                      Year Ended                    Year Ended
                                        6/30/00                       6/30/99
                                        -------                       -------
                                 Wells                         Wells
Fund                             Fargo          Total          Fargo          Stephens
----                             -----          -----          -----          --------
Arizona Tax-Free                $ 24,516       $ 14,351       $  7,235        $  7,116
California Limited
 Term Tax-Free                  $ 64,811       $ 45,036       $ 22,528        $ 22,508
California Tax-Free             $906,326       $569,825       $288,660        $281,165
Oregon Tax-Free                 $ 57,171       $ 34,149       $ 17,277        $ 16,872

                                    Three Month                                Year Ended
                                    Period Ended                                 3/31/98
                                                                                 -------
                                      6/30/98
                                      -------
                                       Wells                                    Wells
Fund                       Total       Fargo       Stephens         Total       Fargo      Stephens
----                       -----       -----       --------         -----       -----      --------
Arizona Tax-Free         $  3,251     $  1,398     $  1,853       $ 12,043     $ 8,069     $  3,974
California Limited
   Term Tax-Free         $ 11,046     $  4,750     $  6,296       $ 43,808     $29,351     $ 14,457
California Tax-Free      $232,768     $100,090     $132,678       $217,623     $43,525     $174,098
Oregon Tax-Free          $  6,989     $  3,005     $  3,984       $ 23,433     $15,700     $  7,733

                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAdS") as administrator or Norwest in its capacity as administrator. For the year ended June 30, 2000, Forum/FAdS and Wells Fargo Bank received administrative fees for the periods June 1, 1999 through November 5, 1999 and November 8, 1999 through June 30, 2000, respectively.

     For the periods indicated below, the Funds listed below and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank and Forum/FAdS for administration fees:

                                                                          One Month
                                           Year Ended                    Period-Ended
                                            6/30/00                       6/30/99
                                            --------                      --------
                                             Wells                      Wells Fargo
Fund                                         Fargo                       Forum/FAds
----                                         -----                       ----------
Colorado Tax-Free Fund                     $ 99,322                      $      0
Minnesota Intermediate                     $200,378                      $      0
   Tax-Free Fund
Minnesota Tax-Free Fund                    $ 85,387                      $      0
National Limited Term                      $ 66,697                      $      0
   Tax-Free Fund
National Tax-Free Fund                     $370,697                      $      0

                                                    Year-Ended                     Year-Ended
                                                      5/31/99                        5/31/98
                                                     --------                        --------
Fund                                                Forum/FAdS                      Forum/FAdS
----                                                ----------                      ----------
Colorado Tax-Free                                    $ 17,604                        $ 46,405
Minnesota Intermediate
   Tax-Free                                          $ 39,643                        $ 42,383
Minnesota Tax-Free                                   $ 20,222                        $ 37,636
National Limited Term
   Tax-Free                                          $  1,906                        $ 46,116
National Tax-Free                                    $114,604                        $268,992

                           FORMER GREAT PLAINS FUND

     For the periods indicated below, the predecessor portfolio of the Fund paid the following dollar amounts to Federated Services Company ("FSC") for administration fees:

                                                   Year-Ended                 Year-Ended                Period-Ended
                                                     8/31/00                    8/31/99                   8/31/98*
                                                     --------                  --------                  ---------
Former Great Plains Fund
------------------------
Nebraska Tax-Free Fund                               $ 92,566                  $ 94,008                  $  83,702

___________________
* For the eleven-month period from September 29, 1997 (date of initial public investment of the predecessor fund) to August 31, 1998.

     Distributor.  Stephens Inc. ("Stephens" or the "Distributor"), located at
     -----------
111 Center Street, Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund listed in the chart below has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and/or Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds listed below pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Fund                                                Fee
----                                                ---
Arizona Tax-Free
  Class B                                           0.75%

California Tax-Free
  Class B                                           0.75%
  Class C                                           0.75%

Colorado Tax-Free
  Class B                                           0.75%

Minnesota Tax-Free
  Class B                                           0.75%

National Tax-Free
  Class B                                           0.75%
  Class C                                           0.75%

Oregon Tax-Free
  Class B                                           0.75%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds listed below were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes to its respective distributor for the twelve-month period ended June 30, 2000.

                                                             Comp. to           Comp. to
Fund/Class                   Total        Advertising      Underwriters         Br./Dlrs.           Other/1/
----------                   -----        -----------      ------------        -----------        -----------
Arizona Tax-Free
 Class B                    15,053.00               -                 -                  -          15,053.00

California Tax-Free
 Class A                     2,025.00        2,025.00                 -                  -                  -
 Class B                   863,686.00               -                 -                  -         863,686.00
 Class C                   133,780.00               -         74,272.50          59,507.50                  -

Colorado Tax-Free
 Class B                    35,440.00               -                 -                  -          35,440.00

Minnesota Tax-Free
 Class B                    83,809.00               -                 -                  -          83,809.00

National Tax-Free
 Class B                    97,924.00               -                 -                  -          97,924.00
 Class C                    46,987.00               -         15,183.75          31,803.25                  -

Oregon Tax-Free
 Class A                        82.00           82.00                 -                  -                  -
 Class B                   169,259.00               -                 -                  -         169,259.00

/1/ Stephens has entered into an arrangement whereby sales commissions paid to broker/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the respective Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Board believes that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  Each Fund listed below has approved a
     ---------------------------
Servicing Plan and has entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the Class A, Class B and Class C shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below.

          Fund                                                Fee
          ----                                                ---
      Arizona Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%

      California Limited Term Tax-Free
         Class A                                              0.25%

      California Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%
         Class C                                              0.25%

      Colorado Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%

      Minnesota Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%

      National Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%
         Class C                                              0.25%

      Oregon Tax-Free
         Class A                                              0.25%
         Class B                                              0.25%

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo MN is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. For the Tax-Free Funds of the Trust for the fiscal year ended June 30, 2000, the aggregate dollar amount of underwriting commissions paid on the sales/redemptions of Fund shares was $33,219.64. Stephens retained all amounts paid.

     Stephens served as principal underwriter of the Stagecoach predecessor portfolios, Forum served as underwriter of the predecessor Norwest portfolios and Edgewood Services Inc. served as principal underwriter of the predecessor Great Plains Fund. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach and Norwest fund families.

                            STAGECOACH FUNDS, INC.
                            ---------------------

     For the year-ended September 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the Stagecoach fund family shares was $6,214,051. Stephens retained $2,289,826 of such commissions. For the year-ended September 30, 1999, Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Trust retained $2,324,394.93.

     For the three-month period ended June 30, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $1,546,670. Stephens retained $485,869 of such commissions and WFSI retained $1,068,673 of such commissions.

For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Stagecoach fund family shares was $7,671,295. Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

                            NORWEST ADVANTAGE FUNDS
                            -----------------------

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum by the predecessor Norwest Fund family and the amounts retained by Forum are as follows:


                                 Year Ended                  Year Ended
                                  5/31/99                     5/31/98
                                  -------                     -------

                             Paid        Retained        Paid        Retained
                             ----        --------        ----        --------
Colorado Tax-Free
  Class A                 $128,000        $2,000       $127,000        $4,000

Minnesota Tax-Free
  Class A                 $141,000        $3,000       $139,000        $6,000

National Tax-Free
  Class A                 $204,000        $    0       $132,000        $2,000


     Code of Ethics.
     --------------

     The Fund Complex, the Advisor, the Sub-Advisors and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Advisor, Sub-Advisors and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

        Average Annual Total Return for the Period Ended June 30, 2000/1/
        -----------------------------------------------------------------

Fund                          Inception/2/    Ten Year    Five Year   One Year
----                          ------------    --------    ---------   --------

Arizona Tax-Free
  Class A                        4.54           N/A         3.08       (3.99)
  Class B                        4.10           N/A         2.71       (5.06)
  Institutional Class            5.21           N/A         4.19        0.57

California Limited Term Tax-Free
  Class A                        3.71           N/A         3.29       (0.97)
  Institutional Class            4.38           N/A         4.30        3.79

Fund                          Inception/2/    Ten Year    Five Year   One Year
----                          ------------    --------    ---------   --------

California Tax-Free
  Class A                        6.84           6.43        4.85      (1.55)
  Class B                        6.51           6.16        4.70      (2.68)
  Class C                        6.51           6.16        5.02       1.23
  Institutional Class            7.27           6.93        5.85       3.16

Colorado Tax-Free
  Class A                        4.40           N/A         4.51      (3.67)
  Class B                        4.33           N/A         4.38      (4.56)
  Institutional Class            5.10           N/A         5.50       0.97

Minnesota Intermediate
 Tax-Free                        5.95           5.68        4.72       2.17
  Institutional Class

Minnesota Tax-Free
  Class A                        5.63           5.33        3.96      (4.51)
  Class B                        5.21           5.00        3.80      (5.50)
  Institutional Class            6.02           5.81        4.92      (0.02)

National Limited Term
 Tax-Free                        5.10           N/A         N/A        2.64
  Institutional Class

National Tax-Free
  Class A                        5.49           5.52        4.53      (4.02)
  Class B                        5.16           5.24        4.38      (4.99)
  Class C                        5.17           5.25        4.74      (1.09)
  Institutional Class            5.96           6.04        5.55       0.73

Nebraska Tax-Free
  Institutional Class            5.29%          5.30%       4.30%      5.43%

Oregon Tax-Free
  Class A                        5.59           5.23        3.22      (4.93)
  Class B                        5.20           4.90        2.99      (5.86)
  Institutional Class            6.05           5.77        4.30      (0.32)
____________________


/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. The average annual return for the Nebraska Tax-Free Fund is for the applicable period ended August 31, 2000.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Limited Term Tax-Free - November 18, 1992; California Tax- Free - October 6, 1988; Colorado Tax-Free - June 1, 1993; Minnesota Intermediate Tax-Free - September 30, 1976; Minnesota Tax-Free - January 12, 1988; National Limited Term Tax-Free - October 1, 1996; National Tax-Free -August 1, 1989; Nebraska Tax Free - August 31, 1989 and Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

          Cumulative Total Return for the Period Ended June 30, 2000/1/
          -------------------------------------------------------------

         Fund             Inception/2/    Ten Year       Five Year    One Year
         ----             ------------    --------       ---------    --------
Arizona Tax-Free
  Class A                     44.78         N/A            16.38       (3.99)
  Class B                     39.71         N/A            14.31       (5.06)
  Institutional Class         52.71         N/A            22.76        0.57

California Limited
 Term Tax-Free                32.01         N/A            17.56       (0.97)
  Class A                     38.59         N/A            23.45        3.79
  Institutional Class

California Tax-Free
  Class A                    117.26         86.41          26.73       (1.55)
  Class B                    109.58         81.76          25.84       (2.68)
  Class C                    109.56         81.74          27.76        1.23
  Institutional Class        127.81         32.86          32.86        3.16

Colorado Tax-Free
  Class A                     35.69         N/A            24.71       (3.67)
  Class B                     35.05         N/A            23.91       (4.56)
  Institutional Class         42.23         N/A            30.72        0.97

Minnesota Intermediate
 Tax-Free                    294.47         73.79          25.93        2.17
  Institutional Class

Minnesota Tax-Free
  Class A                     97.85         68.03          21.43       (4.51)
  Class B                     88.37         62.97          20.49       (5.50)
  Institutional Class        107.17         75.95          27.15       (0.02)

         Fund             Inception/2/    Ten Year       Five Year    One Year
         ----             ------------    --------       ---------    --------

National Limited Term
 Tax-Free                     20.49         N/A             N/A        2.64
  Institutional Class

National Tax-Free
  Class A                     79.14         71.21           24.82     (4.02)
  Class B                     73.23         66.69           23.91     (4.99)
  Class C                     73.41         66.87           26.04     (1.09)
       Institutional          88.01         79.69           31.01      0.73
        Class

Nebraska Tax-Free
  Institutional Class         76.36%        67.61%          23.44%     5.43%

Oregon Tax-Free
  Class A                     92.95         66.47           17.19     (4.93)
  Class B                     84.44         61.37           15.85     (5.86)
  Institutional Class        103.24         75.28           23.45     (0.32)

___________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. The average annual return for the Nebraska Tax-Free Fund is for the applicable period ended August 31, 2000.

/2/ For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California Limited Term Tax-Free - November 18, 1992; California Tax- Free - October 6, 1988; Colorado Tax-Free - June 1, 1993; Minnesota Intermediate Tax-Free - September 30, 1976; Minnesota Tax-Free - January 12, 1988; National Limited Term Tax-Free - October 1, 1996; National Tax-Free -August 1, 1989; Nebraska Tax Free - August 31, 1989 and Oregon Tax-Free - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

                     Yield for Period Ended June 30, 2000/1/
                     ---------------------------------------

                                                       Thirty-Day Tax-
         Fund                 Thirty-Day Yield       Equivalent Yield/2/
         ----                 ----------------       -------------------

Arizona Tax-Free
  Class A                          5.41                      9.43
  Class B                          4.91                      8.56
  Institutional Class              5.83                     10.17

California Limited
 Term Tax-Free                     3.60                      6.57
  Class A                          3.92                      7.16
  Institutional Class

California Tax-Free
  Class A                          4.74                      8.64
  Class B                          4.11                      7.50
  Class C                          4.10                      7.49
  Institutional Class              5.12                      9.34

Colorado Tax-Free
  Class A                          5.34                      9.27
  Class B                          4.83                      8.40
  Institutional Class              5.59                      9.71

Minnesota Intermediate
 Tax-Free                          5.03                      9.05
  Institutional Class

Minnesota Tax-Free
  Class A                          5.35                      9.63
  Class B                          4.86                      8.74
  Institutional Class              5.61                     10.09

National Limited Term
 Tax-Free
  Institutional Class              5.23                      8.66

National Tax-Free
  Class A                          5.37                      8.89
  Class B                          4.88                      8.08
  Class C                          4.88                      8.08
       Institutional               5.83                      9.64
        Class

Nebraska Tax-Free Fund
  Institutional Class              3.98%                     7.06%

                                                       Thirty-Day Tax-
         Fund                 Thirty-Day Yield       Equivalent Yield/2/
         ----                 ----------------       -------------------

Oregon Tax-Free
  Class A                           5.19                    9.45
  Class B                           4.69                    8.54
  Institutional Class               5.61                   10.21
____________________

/1/ Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares. Figures are based on contractual net operating expense ratios as shown in the prospectus.

/2/ Based on a combined federal and state income tax rate of 45.22% for each of the California Limited Term Tax-Free and California Tax-Free Funds, and 45.04% and 42.72% for the Oregon Tax-Free Fund and the Arizona Tax-Free Fund, respectively. Based on a combined federal and state income tax rate of 48.10% for each of the Minnesota Intermediate Tax-Free and Minnesota Tax-Free Funds; 44.60% for the Colorado Tax-Free Fund; 43.63% for the Nebraska Tax-Free Fund; and a federal income tax rate of 39.6% for each of the National Limited Term Tax-Free and National Tax-Free Funds.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A share purchases is as follows:

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                              FRONT-END SALES            FRONT-END SALES                DEALER
                                CHARGE AS %                CHARGE AS %                ALLOWANCE
         AMOUNT                  OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
      OF PURCHASE              OFFERING PRICE               INVESTED                OFFERING PRICE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Less than $50,000                   4.50%                     4.71%                      4.00%
------------------------------------------------------------------------------------------------------
$50,000 to $99,999                  4.00%                     4.17%                      3.50%
------------------------------------------------------------------------------------------------------
$100,000 to $249,999                3.50%                     3.63%                      3.00%
------------------------------------------------------------------------------------------------------
$250,000 to $499,999                2.50%                     2.56%                      2.25%
------------------------------------------------------------------------------------------------------
$500,000 to $999,999                2.00%                     2.04%                      1.75%
------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/              0.00%                     0.00%                      1.00%
------------------------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker
     -----------------------------------------------------------------
may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at net asset value.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds. In general, transactions executed in the portfolios for the Tax-Free Funds are not subject to such allocation practices.

     Brokerage Commissions and Securities of Regular Broker-Dealers.  For the
     --------------------------------------------------------------
fiscal year ended June 30, 2000, and for all prior relevant periods, none of the Tax-Free Funds paid commissions to any person identified under Item 16(b)(1) of Form N-1A, or held securities of their regular broker-dealers.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                                 INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain Arizona, California Colorado, Minnesota and Oregon taxes.

     General.  The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must
recognize gain (but not loss) with respect to that position.   For this purpose,
a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to income
     --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Exempt Investors and Tax-Deferred Plans.  Shares of a Funds would not
     -------------------------------------------
be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

     Additional Considerations for the Funds.  If at least 50% of the value of a
     ---------------------------------------
regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Funds intend to so qualify and are designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by a Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or income not attributable to interest on the

Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds." To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund's expenses in computing their AMT. With respect to a corporate shareholder of a Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

     Additional Considerations for the Arizona Tax-Free Fund.  Individuals,
     -------------------------------------------------------
trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends and are attributable to either
(i) obligations of the State of Arizona or its political subdivisions thereof or
(ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax as long as the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

     Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Trust makes no representations as to Arizona state and local taxes that may be imposed on a corporate investor in the Arizona Tax-Free Fund and encourages such investors to consult with their own tax advisors.

     Additional Considerations for the California Limited Term Tax-Free Fund and
     ---------------------------------------------------------------------------
California Tax-Free Fund.  If, at the close of each quarter of its taxable year,
------------------------
at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Limited Term Tax-Free Fund and California Tax-Free Fund (the "California Funds") intends to qualify under the above requirements so that they can pay California exempt-interest dividends. If the California Funds do not so qualify, no part of their respective dividends to shareholders will be exempt from the California state personal income tax.

     Within sixty days after the close of its taxable year, the California Funds will notify their respective shareholders of the portion of the dividends paid by the respective Fund to each shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the California Funds with respect to any taxable year cannot exceed the excess of the amount of interest received by the California Funds for such year on California Exempt Securities over any amounts that, if the California Funds were treated as individuals, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid for any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the California Funds, such shareholders should consult their tax advisors to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry the California Funds shares is not deductible for California state personal income tax purposes if the California Funds distribute California exempt-interest dividends during the shareholder's taxable year.

     The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds dividends and as to their own California state tax situation, in general.

     Additional Considerations for the Colorado Tax-Free Fund.  Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on dividends paid by the Colorado Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal adjusted gross income. All other distributions, including distributions attributable to capital gains, generally will be subject to the Colorado individual and corporate income taxes.

     Shareholders of the Colorado Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

     Additional Considerations for the Minnesota Tax-Free and Minnesota
     ------------------------------------------------------------------
Intermediate Tax-Free Funds.  Shareholders of the Funds, who are individuals,
---------------------------
estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Fund dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Funds generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Funds are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Funds, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Funds who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Additional Considerations for the Nebraska Tax-Free Fund.  Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on dividends paid by the Nebraska Tax-Free Fund so long as the Fund continues as a regulated investment company and to the extent that such dividends qualify as exempt-interest dividends and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. Distributions, characterized as long-term capital gains for federal income tax purposes will generally receive the same characterization for Nebraska tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions' franchise tax, fund dividends may effect the determination of such shareholder's franchise tax.

     All shareholders of the Nebraska Tax-Free Fund should consultant their own tax advisors about other State and local tax consequences of their investment in the Fund.

     Additional Considerations for the Oregon Tax-Free Fund.  So long as the
     ------------------------------------------------------
Oregon Tax-Free Fund qualifies to be taxed as a separate "regulated investment company" under the Code, individuals, trusts and estates will not be subject to Oregon personal income tax on distributions from the Oregon Tax-Free Fund that represent "exempt-interest dividends" of a regulated investment company under the Code paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon personal income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon property tax.

     Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Company makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable Arizona, California, Colorado Minnesota and Oregon taxes) considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

     The Funds are ten of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of September 30, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                     5% OWNERSHIP AS OF SEPTEMBER 30, 2000
                     -------------------------------------

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
ARIZONA TAX-FREE
 Class A

                                            DEAN WITTER FOR THE BENEFIT OF                 Record            5.26%
                                            VIRGINIA N. STEPHENSON-DECOT TTEE            Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
 Class B                                    DEAN WITTER FOR THE BENEFIT OF                 Record            7.49%
                                            ROBERT C. BUNDY                              Beneficial
                                            390 S Palo Verde Drive
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                 Record            5.48%
                                            HANNA SCOTT TTEE OF THE                      Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                 Record            6.75%
                                            H. A. CAPE                                   Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                 Record            6.96%
                                            M. G. LYON &                                 Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            NORWEST INVESTMENT SERVICES, INC.              Record            6.43%
                                            FBO 303496901
                                            Northstar Building East - 9th Floor
                                            608 Second Avenue South
                                            Minneapolis, MN  55479-0162


 Institutional Class                        EMSEG & CO                                     Record           82.51%
                                            STAGECOACH AZ Tax Free FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

                                            EMSEG & CO                                     Record           12.33%
                                            STAGECOACH AZ Tax Free FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

CALIFORNIA LIMITED TERM
 TAX-FREE
 Class A                                    INVESTOR SERVICES GROUP                        Record           31.78%
                                            FBO Wells Fargo/Portfolio Advisor
                                            Customer
                                            211 South Gulph Road
                                            King of Prussia, PA  19406-3101

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
 Institutional Class                        WELLS FARGO BANK MN NA FBO                    Record            40.63%
                                            WF CA LTD TRM TX FR Omnibus
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                    Record            47.22%
                                            WF CA LTD TRM TX FR Omnibus
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                    Record             7.01%
                                            WF CA LTD TRM TX FR Omnibus
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533


CALIFORNIA TAX-FREE
 Class A                                    N/A                                                                N/A

 Class B                                    N/A                                                                N/A

 Class C                                    MLPF&S FOR THE SOLE BENEFIT                   Record             6.75%
                                            OF ITS CUSTOMERS
                                            ATTN:  Mutual Fund Administration
                                            4800 Deer Lake Drive East 3rd Floor
                                            Jacksonville, FL  32246-6484

                                            DEAN WITTER FOR THE BENEFIT OF                Record             5.86%
                                            VALENTINO JOHN GANGI & ROSALIE              Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                Record             5.73%
                                            NEILL LEHR CADILLAC INC.                    Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                Record             5.58%
                                            ARTHUR L. PEREZ TTEE & MARIA PEREZ          Beneficial
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

 Institutional Class                        EMSEG & CO                                    Record            21.10%
                                            Stagecoach CA Tax-Free BD FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
                                            EMSEG & CO                                     Record           61.87%
                                            Stagecoach CA Tax-Free BD FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

                                            EMSEG & CO                                     Record            5.19%
                                            Stagecoach CA Tax-Free BD FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

COLORADO TAX-FREE
 Class A                                    NORWEST INVESTMENT SERVICES INC.               Record           16.16%
                                            FBO 017337991
                                            Northstar Building East - 8th Floor
                                            608 Second Avenue South
                                            Minneapolis, MN  55402-1916

 Class B                                    NORWEST INVESTMENT SERVICES INC.               Record            5.01%
                                            FBO-104553271
                                            Northstar Building East - 9th Floor
                                            608 Second Avenue, South
                                            Minneapolis, MN  55479-0162

                                            NORWEST INVESTMENT SERVICES INC.               Record            6.48%
                                            FBO-300319751
                                            Northstar Building East - 8th Floor
                                            608 Second Avenue, South
                                            Minneapolis, MN  55402-1916

 Institutional Class                        DENTRU & CO                                    Record           91.69%
                                            Non-Discretionary Cash
                                            1740 Broadway Mail 8676
                                            Denver, CO 80274-0001

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
MINNESOTA INTERMEDIATE
 TAX-FREE
 Institutional Class                        WELLS FARGO BANK MN NA FBO                     Record           73.42%
                                            MINNESOTA INTERMEDIATE
                                            TAX-FREE I
                                            c/o Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           19.90%
                                            MINNESOTA INTERMEDIATE
                                            TAX-FREE I
                                            c/o Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record            5.02%
                                            MINNESOTA INTERMEDIATE
                                            TAX-FREE I
                                            c/o Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

MINNESOTA TAX-FREE
 Class A                                    N/A                                                               N/A

 Class B                                    N/A                                                               N/A

 Institutional Class                        WELLS FARGO BANK MN NA FBO                     Record           23.69%
                                            MINNESOTA TAX-FREE I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           21.43%
                                            MINNESOTA TAX-FREE I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           54.87%
                                            MINNESOTA TAX-FREE I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
NATIONAL LIMITED TERM TAX-FREE

Institutional Class                         WELLS FARGO BANK MN NA FBO                     Record           31.59%
                                            LIMITED TERM TAX-FREE FUND I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           26.55%
                                            MINNESOTA TAX-FREE I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           36.72%
                                            MINNESOTA TAX-FREE I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

NATIONAL TAX-FREE
 Class A                                    N/A                                                              N/A

 Class B                                    N/A                                                              N/A

 Class C                                    MLPF&S FOR THE SOLE BENEFIT                    Record           21.55%
                                            OF ITS CUSTOMERS
                                            ATTN:  Mutual Fund Administration
                                            4800 Deer Lake Drive East 3rd Floor
                                            Jacksonville, FL  32246-6484

                                            DEAN WITTER FOR THE BENEFIT OF                 Record           23.05%
                                            WELLS FARGO BANK LOAN COLLATERAL
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

 Institutional Class                        WELLS FARGO BANK MN NA FBO                     Record            8.45%
                                            TAX-FREE INCOME FUND I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            DENTRU & CO                                    Record           26.94%
                                            Non-Discretionary Cash
                                            1740 Broadway Mail 8676
                                            Denver, CO.  80274-0001

                                                                                          Type of         Percentage
                Fund                                 Name and Address                    Ownership         of Class
                ----                                 ----------------                    ---------         --------
                                            WELLS FARGO BANK MN NA FBO                     Record           25.86%
                                            TAX-FREE INCOME FUND I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            WELLS FARGO BANK MN NA FBO                     Record           37.32%
                                            TAX-FREE INCOME FUND I
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

NEBRASKA TAX-FREE
 Institutional Class                        FIRLIN & CO                                    Record           94.52%
                                            C/O NATIONAL BANK OF COMMERCE
                                            Attn:  Trust Resources
                                            P.O. Box 82408
                                            Lincoln, NE 68501-2408


OREGON TAX-FREE
 Class A                                    N/A                                                              N/A

 Class B                                    N/A                                                              N/A

 Institutional Class                        NORWEST BANK MN NA FBO                         Record           20.46%
                                            WF ORE TAX FREE FD R/R
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

                                            NORWEST BANK MN NA FBO                         Record           76.55%
                                            WF ORE TAX FREE FD C/C
                                            Attn:  Mutual Fund OPS
                                            P.O. Box 1533
                                            Minneapolis, MN  55480-1533

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP, the independent auditors for the Trust, provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Nebraska Tax-Free Fund for the fiscal year ended August 31, 2000, and for all other Funds for the year ended June 30, 2000, are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

   Exhibit
   Number                            Description
   ------                            -----------

    (a)          -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed December
                     17, 1999.

    (b)          -   Not applicable.

    (c)          -   Not applicable.

    (d)(1)(i)    -   Investment Advisory Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000.

         (ii)    -   Fee and Expense Agreement between Wells Fargo Funds Trust
                     and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

       (2)(i)    -   Sub-Advisory Contract with Barclays Global Fund Advisors,
                     incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000.

         (ii)    -   Sub-Advisory Contract with Galliard Capital Management,
                     Inc., incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

        (iii)    -   Sub-Advisory Contract with Peregrine Capital Management,
                     Inc., incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

         (iv)    -   Sub-Advisory Contract with Schroder Investment Management
                     North America Inc., incorporated by reference to Post-
                     Effective Amendment No. 16, filed October 30, 2000.

          (v)    -   Sub-Advisory Contract with Smith Asset Management Group,
                     L.P., incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

         (vi)    -   Sub-Advisory Contract with Wells Capital Management
                     Incorporated, incorporated by reference to Post-effective
                     Amendment No. 16, filed October 30, 2000.

         (vii)   -   Sub-Advisory Contract with Dresdner RCM Global Investors
                     LLC, incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

    (e)          -   Distribution Agreement with Form of Selling Agreement,
                     incorporated by reference to Post-effective Amendment
                     No. 16, filed October 30, 2000.

    (f)          -   Not applicable.

    (g)(1)       -   Custody Agreement with Barclays Global Investors, N.A.,
                     incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000.

       (2)       -   Custody Agreement with Wells Fargo Bank Minnesota, N.A.,
                     incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000.

            (i) Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

       (3)       -   Securities Lending Agreement by and among Wells Fargo Funds
                     Trust, Wells Fargo Bank, N.A. and Wells Fargo Bank
                     Minnesota, N.A., incorporated by reference to Post-
                     Effective Amendment No. 16, filed October 30, 2000.

       (4)       -   Custody and Accounting Agreement with Investors Bank &
                     Trust Company, incorporated by reference to Post-Effective
                     Amendment No. 16, filed October 30, 2000.

    (h)(1)       -   Administration Agreement with Wells Fargo Bank, N.A.,
                     incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000.

       (2)       -   Fund Accounting Agreement with Forum Accounting Services
                     LLC, incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

       (3)       -   Transfer Agency and Service Agreement with Boston Financial
                     Data Services, Inc., incorporated by reference to Post-
                     Effective Amendment No. 16, filed October 30, 2000.

       (4)       -   Shareholder Servicing Plan, incorporated by reference to
                     Post-Effective Amendment No. 16, filed October 30, 2000.

       (5)       -   Form of Shareholder Servicing Agreement, incorporated by
                     reference to Post-Effective Amendment No. 8, filed December
                     17, 1999.

    (i)          -   Legal Opinion, filed herewith.

    (j)(A)       -   Consent of Independent Auditors for the Tax-Free Funds of
                     Funds Trust, filed herewith.

    (j)(B)       -   Consent of Independent Auditors for the Great Plains
                     Tax-Free Bond Fund, filed herewith.

    (j)(1)       -   Power of Attorney, Robert C. Brown, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (2)       -   Power of Attorney, Donald H. Burkhardt, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (3)       -   Power of Attorney, Jack S. Euphrat, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (4)       -   Power of Attorney, Thomas S. Goho, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (5)       -   Power of Attorney, Peter G. Gordon, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (6)       -   Power of Attorney, W. Rodney Hughes, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (7)       -   Power of Attorney, Richard M. Leach, incorporated by
                     reference to Post-Effective Amendment No. 16, filed October
                     30, 2000.

       (8)       -   Power of Attorney, J. Tucker Morse, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (9)       -   Power of Attorney, Timothy J. Perry, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (10)      -   Power of Attorney, Donald C. Willeke, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (11)      -   Power of Attorney, Michael J. Hogan, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

       (12)      -   Power of Attorney, Karla M. Rabusch, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May 10,
                     2000.

    (k)          -   Not applicable.

    (l)          -   Not applicable.

    (m)          -   Rule 12b-1 Plan, incorporated by reference to Post-
                     Effective Amendment No. 16, filed October 30, 2000; see
                     Exhibit (e) above for related Distribution Agreement.

    (n)          -   Rule 18f-3 Plan, incorporated by reference to Post-
                     Effective Amendment No. 8, filed December 17, 1999.

    (p)(1)       -   Joint Code of Ethics for Funds Trust, Core Trust and
                     Variable Trust, incorporated by reference to Post-Effective
                     Amendment No. 15, filed October 2, 2000.

       (2)       -   Wells Fargo Bank, N.A. Code of Ethics, incorporated by
                     reference to Post-Effective Amendment No. 15, filed October
                     2, 2000.

       (3)       -   Barclays Global Investors, N.A. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

       (4)       -   Dresdner RCM Global Investors, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

       (5)       -   Galliard Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

       (6)       -   Peregrine Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

       (7)       -   Schroder Investment Management North America, Inc.

                     Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

       (8) Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

       (9)       -   Wells Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed
                     October 2, 2000.

Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

         Registrant believes that no person is controlled by or under common control with Registrant.


Item 25. Indemnification.
         ---------------

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly-owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

         (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (c) Wells Capital Management, Inc. ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., serves as sub-adviser to various Funds of the Trust. The description of WCM in Parts A and B of this Registration Statement is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

         (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The description of Peregrine in Parts A and B of the Registration Statement is incorporated by reference herein. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (e) Schroder Investment Management North America Inc. ("SIMNA"), serves as sub-adviser to various Funds of the Trust. The description of SIMNA in Parts A and B of the Registration Statement is incorporated by reference herein. The address is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (g) Smith Asset Management, L.P. ("Smith"), an indirect, partially-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750,

Dallas, Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (h) Golden Capital Management ("Golden"), a division of Smith Asset Management, L.P. serves as sub-advisor to the OTC Growth Fund of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Golden is 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (i) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Dresdner is Four Embarcadero Center, San Francisco, California 94111. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

         (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Annuity Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

         (c)  Not applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Bank, N.A., 525 Market Street, San Francisco, California 94105.

         (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

         (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

         (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

         (e) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

         (f) Wells Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

         (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

         (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

         (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

         (j) Golden Capital Management maintains all Records relating to its services as investment sub-adviser at 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

         (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

         (l) Dresdner RCM Global Investors, Inc. maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

Item 29. Management Services.
         -------------------

            Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not applicable.
         ------------

                                  SIGNATURES
                                  ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of November, 2000.


                             WELLS FARGO FUNDS TRUST

                             By: /s/ Dorothy A. Peters
                                ----------------------
                                Dorothy A. Peters
                                Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                 Date
---------                     -----                 ----

           *                  Trustee
------------------------
Robert C. Brown

           *                  Trustee
------------------------
Donald H. Burkhardt

           *                  Trustee
------------------------
Jack S. Euphrat

           *                  Trustee
------------------------
Thomas S. Goho

           *                  Trustee
------------------------
Peter G. Gordon

           *                  Trustee
------------------------
W. Rodney Hughes

           *                  Trustee
------------------------
Richard M. Leach

           *                  Trustee
------------------------
J. Tucker Morse

           *                  Trustee
------------------------
Timothy J. Penny

           *                  Trustee
------------------------
Donald C. Willeke                                   11/01/2000

*By: /s/ Dorothy A. Peters
     --------------------------
      Dorothy A. Peters
      As Attorney-in-Fact
      November 1, 2000

                            WELLS FARGO FUNDS TRUST
                        FILE NOS.333-74295; 811-09253


                                 EXHIBIT INDEX

Exhibit Number                Description

EX-99.B(i)          Opinion and Consent of Counsel

EX-99.B(j)(A)       Consent of Independent Auditors for the Tax-Free Funds
                    of Funds Trust

EX-99.B(j)(B)       Consent of Independent Auditors for the Great Plains
                    Tax-Free Bond Fund